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CONSECO SERIES TRUST
JUNE 30, 1999

Semiannual Report

Balanced Portfolio
Equity Portfolio
Fixed Income Portfolio
Government Securities Portfolio
Money Market Portfolio

SEMIANNUAL REPORT
TABLE OF CONTENTS

JUNE 30, 1999

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
CONSECO CAPITAL MANAGEMENT, INC.
Report from the President........................................................................................................ 2
Report from the Balanced Portfolio Adviser....................................................................................... 3
Report from the Equity Portfolio Adviser......................................................................................... 3
Report from the Fixed Income Portfolio Adviser................................................................................... 4
Report from the Government Securities Portfolio Adviser.......................................................................... 4
Report from the Money Market Portfolio Adviser................................................................................... 5

CONSECO SERIES TRUST
Statement of Assets and Liabilities as of June 30, 1999.......................................................................... 6
Statement of Operations for the Six Months Ended June 30, 1999................................................................... 6
Statements of Changes in Net Assets for the Six Months Ended June 30, 1999, and the Year Ended December 31, 1998................. 7
Statements of Investments in Securities as of June 30, 1999:
   Balanced Portfolio............................................................................................................ 9
   Equity Portfolio..............................................................................................................13
   Fixed Income Portfolio........................................................................................................15
   Government Securities Portfolio...............................................................................................19
   Money Market Portfolio........................................................................................................21
Notes to Financial Statements....................................................................................................22

CONSECO CAPITAL MANAGEMENT, INC.

--------------------------------------------------------------------------------
REPORT FROM THE PRESIDENT
   Dear Fellow Shareholder:
   Midway through the year, we are solidly positioned and poised for the new millennium. Our disciplined, seamless integrated team of traders, analysts and portfolio managers continue to strive together to reach one goal--to help you reach your investment objectives through our fixed income and equity portfolios. Within this semi-annual report, the portfolio managers provide you with a much more detailed review of each portfolio.
   In addition to the daily management of the portfolios, Y2K readiness has been a high priority for us. Since 1997, our information systems experts have been auditing and rigorously testing mission critical trading and investing applications, custodial relationships and vendors' systems. We're confident in the preparedness of the financial services industry, our core business functions and our ability to minimize and overcome any adverse external impacts while continuing to deliver and settle all transactions.
   What's ahead for the portfolios? In this low relatively stable inflation world where the Federal Reserve Board's (the "Fed") projected rate hikes are already priced in, stocks and bonds will likely continue to move in opposite directions. Consequently, asset allocation and risk aversion will play a significantly larger role in obtaining superior performance than they ever have during the past 17 years. These trends strongly suggest an increasingly greater role for financial advice and greater rewards for an actively managed, bottom-up investment style.
   In an environment such as this, our portfolios are managed to excel within their risk parameters and designed to help you plan more confidently. The attendant level of investment in research, trading and portfolio management integration transcends all asset classes and is unmatched in the risk-reward spectrum.
   During the fourth quarter, we encourage investors to seek the advice and skills of their financial consultants and avoid trying to time the Y2K market. Recent press reports suggest that investors should "uninvest" and retire to the sidelines going into year 2000. However, following the media's advice may prove to be highly unwise. We think wonderful investment opportunities should emerge. In spite of all the media attention and "Chicken Little" fretting, we believe common sense and cool heads will prevail.
   As we move towards and over the threshold of this once-in-a-lifetime historical moment, our portfolios are well positioned to help you effectively manage and achieve your investment objectives. We're looking forward to taking these critical steps with you.

   /s/Maxwell E. Bublitz
   ---------------------
   Maxwell E. Bublitz
   President and Chief Executive Officer
   Conseco Capital Management, Inc.

2

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CONSECO CAPITAL MANAGEMENT, INC.

--------------------------------------------------------------------------------

REPORT FROM THE BALANCED PORTFOLIO ADVISER
   A strong U.S. economy and the fear of inflation have pervaded the financial markets over the past several months. On June 30, the Federal Reserve Board (the "Fed") raised short-term interest rates 25 basis points in an initial effort to stem any potential inflation build up. While inflation hasn't been a problem, the markets anticipated the Fed move. Bond prices rallied, interest rates fell and credit spreads tightened as a result.
EQUITY SUMMARY
   In the second quarter, commodity prices rebounded and emerging markets recovered. In addition, there was a shift away from the largest, most expensive stocks to many of the value-oriented stocks. Internet stocks gave up their leadership position held for several quarters. The market rediscovered mid-cap stocks, featuring reasonable valuations and strong growth prospects--our investing niche.
   The Portfolio benefited from the efforts of our more than 30 analysts. By visiting management teams, interviewing competitors and distributors, as well as testing products, we garnered a deep understanding of each investment. The investments that drove performance included EchoStar Communications, Research in Motion and Circuit City.
FIXED INCOME SUMMARY
   Corporate bond spreads over treasuries widened as heavy new issues and investor apathy hung over the market in the second quarter. In this environment, our strategy has been to invest in corporate bonds with fairly short maturities, increasing the level of income. This adds income to the Portfolio as a source of return and an overall volatility reduction tool. While maintaining a neutral duration relative to the market, we're striving for a 25 basis-points yield advantage.
   Our overall allocation to the corporate sectors has remained largely unchanged on a market value basis. However, we have reduced our long-maturity holdings and invested the proceeds in shorter maturity instruments. This transition reduced our exposure to the spread widening over the past quarter and contributed directly to our return over the benchmark. We will maintain our defensive posture in the portfolio until we see evidence of stability in the market.
   Our investment style emphasizes securities we consider to be undervalued based on our proprietary research. Portfolio structure that emphasizes corporate bonds, mortgage backed securities, asset backed securities and taxable municipal bonds, is designed to provide a high total return with manageable risk. In an environment where spreads are widening, our goal is to match the benchmark's level of return and volatility. Remaining committed to our bottom-up, research approach to investing, we believe the Portfolio is well positioned for solid performance as we enter the next six months.

/s/Gregory J. Hahn                                            /s/Thomas J. Pence
------------------                                            ------------------
Gregory J. Hahn                                                  Thomas J. Pence
Senior Vice President                                      Senior Vice President

                        Conseco Capital Management, Inc.

REPORT FROM THE EQUITY PORTFOLIO ADVISER
   The Portfolio's six-month solid results have been largely attributable to investing in well-managed companies representing some of the most exciting growth areas like technology, telecommunications, media and advertising. We believe the high returns on capital from these companies are sustainable and likely to increase.
   The explosion in electronic commerce is extremely powerful and we believe the Internet will eventually transform the way business is conducted in virtually every sector. Rather than concentrate on pure Internet portals, we've chosen to focus on more traditional companies poised to deliver earnings increases via the Internet.
   One example, First Data, develops Internet solutions for customer bill delivery and settlement. Long known for strengths in credit card processing and issuance (and the Western Union franchise), it is divesting its unprofitable businesses and using the proceeds--along with Western Union's strong cash flow--to diversify into alliances with other Internet companies. As a result, First Data could be the preeminent player in Internet transaction processing.
   Data traffic on traditional telecommunication networks is increasing rapidly, demanding greater bandwidth, and faster processing and storage. By investing in companies that create the hardware for this technology, as well as in companies that connect users to the Internet, the Portfolio generated solid returns.
   Two companies providing unique personal and household information connectivity also performed well. EchoStar Communications delivers direct satellite television and the Internet into households. Its value is increasing because it offers a viable, lower-cost cable alternative to content providers. Research in Motion offers Internet connectivity through a new proprietary technology enabling individuals to stay fully connected with their office, e-mail, calendar and productivity tools via a two-way, pager-like device using existing paging networks.
   In conclusion, it appears that new growth drivers such as telecommunications and the Internet, combined with some economies improving overseas, are making mid-cap return potential more attractive than slower-growing large-caps. We're concerned about the Federal Reserve Board's (the "Fed") cautious tone on inflation--particularly in the labor markets. Although the markets responded favorably to the June 30 tightening, the Fed may act upon any wage pressure evidence. Y2K concerns remain. If a portion of the year's first-half strength was related to corporate Y2K readiness, then we may experience a corresponding second half slow down.
   We will continue to use our bottom-up, research intensive approach to seek shareholder value for you.

   /s/Thomas J. Pence
   ------------------
   Thomas J. Pence
   Senior Vice President
   Conseco Capital Management, Inc.

                                                                               3

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CONSECO CAPITAL MANAGEMENT, INC.

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REPORT FROM THE FIXED INCOME PORTFOLIO ADVISER
   Although 1998 was punctuated with volatile financial markets, we have seen improvement over the past six months. With reasonable stability in the global markets, the domestic economy is driving U.S. interest rates and the expected slow-down in growth has yet to materialize. Persistent consumers willing to outspend their incomes largely support this economic strength.
   New housing starts have been strong and automotive sales have reached an incredible volume. With unemployment dropping to 4.3%, this is an economy clearly showing significant strength without serious signs of increased inflation.
   Nonetheless, the tug-of-war between a strong economy and an increasing inflation rate continues to play out in the financial markets. We believe this growth is unsustainable and the Federal Reserve Board (the "Fed") is watching closely. By June 30, the 30-year U.S. Treasury bond yield increased over 100 basis points to a high of 6.16%, a level not seen since last summer.
   While our investment philosophy is deeply rooted in proprietary, fundamental research, the portfolio structure is critical to providing a competitive total return in this environment without incurring significant risk. It's our desire to maintain the same interest rate sensitivity as the general market.
   The Fixed Income Portfolio has a relatively high exposure to the corporate bond sector; yet also has a large position in bonds with shorter maturities to help increase income.
   We continue to find value in selective industrial and financial issuers while underweighting the utility sector. In addition, we have invested in asset-backed securities, which offer excellent relative value in today's market. Most are short, average-life securities with home improvement or home equity loans as collateral.
   We also use mortgage-backed securities to help diversify the risk and earn a higher level of income than investing exclusively in U.S. Treasuries. Commercial mortgage-backed securities, a fairly new asset class, offers excellent relative value with more predictable cashflows than other types of mortgage-backed securities.
   Looking forward, we expect interest rates will follow the lead set by the U.S. economy. While we believe domestic growth is unsustainable and will eventually slow, current growth rates give pause for the Fed. With many economies, such as Japan and Korea, on the verge of recovery, a Fed-orchestrated increase in U.S. interest rates would likely be an unwelcomed event, especially with the Y2K concerns overhanging the financial markets. Our expectation is that we are experiencing the higher end for interest rates and that slower growth will portend lower rates. This assumes that inflation, which has not been a factor for 18 months, stays under control. We expect it will.

   /s/Gregory J. Hahn
   ------------------
   Gregory J. Hahn
   Senior Vice President
   Conseco Capital Management, Inc.

REPORT FROM THE GOVERNMENT SECURITIES PORTFOLIO ADVISER
   At Conseco Capital Management, we follow a research-driven discipline of investing in securities which we believe are undervalued in order to add incremental return to our Portfolios. Our investment approach focuses on proprietary fundamental research, which includes the analysis of each individual company's earnings, capital structure, cost of capital, and competitive position. We strive to achieve returns superior to a portfolio's custom benchmark by investing in securities we feel are undervalued and selling those securities once they achieve full value.
   We concentrate on our investment process and portfolio structure to offer incremental return over the custom benchmark without incurring a significantly higher level of risk. While emphasizing security selection, our style is not one of anticipating changes in interest rates. Thus, the minor deviations of the portfolio's effective duration are only a reflection of our bias on interest rates, not explicit interest rate anticipation strategies.
   By all appearances, the U.S. Government bond market acted in an inconsistent manner to the Federal Reserve Board (the "Fed") during the 2nd quarter. To wit, as the Fed pondered the economic landscape, the bond market sold off without pause. As the Fed acted on the last day of the quarter and raised interest rates, the U.S. Bond market rallied.
   By returning to a neutral bias, the Fed. telegraphed that no additional steps were required in the near term. However, we expect higher short-term rates in the future as the consumer continues to prod the economy. A stock market that gropes for new highs is also a concern for the Fed as profits in the market find their way into durable goods consumption.
   The Portfolio is positioned to take advantage of a benign inflation picture with strong economic fundamentals. The Portfolio's duration is slightly longer than the custom benchmark, and invested in a variety of government backed spread product and high quality corporate bonds.

   /s/G. Nolan Smith
   -----------------
   G. Nolan Smith
   Vice President
   Conseco Capital Management, Inc.

4

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CONSECO CAPITAL MANAGEMENT, INC.

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REPORT FROM THE MONEY MARKET
PORTFOLIO ADVISER
   During the first half of 1999, the U.S. economy remained extremely robust. Domestic demand soared while the trade balance deteriorated sharply as imports surged. Housing starts and auto sales were at all-time highs as the U.S. consumer continued to drive the economy.
   The bond market suffered throughout May after the Consumer Price Index release showed an unexpected increase for April. This prompted the Federal Open Market Committee (FOMC)--the interest rate control arm of the Federal Reserve Board--to announce a tightening bias towards interest rates. This tug-of-war between the U.S. economy and the fear of an increase of inflation continued to play out in the financial markets in June. On the last day of the second quarter, the FOMC raised short-term interest rates by 25 basis points to 5.00% in an initial effort to stem any potential build up in inflation. While inflation has not been a problem in this economic expansion, the markets anticipated the FOMC's move causing bond prices to rally, interest rates to fall, and a tightening in credit spreads.
   The outlook for the rest of 1999 remains troublesome for investors as a flood of new issuance is due to hit the market as corporate treasurers prepare for year-end and as the Y2K anomaly approaches. We will continue to take advantage of opportunities available in short certificates of deposit and weekly floating rate structures because their yields outpace commercial paper. We will also sustain our exposure to asset-backed commercial paper to increase income in the Portfolio.
   The objectives of the Conseco Series Trust Money Market Fund have not changed as we continue to balance safety, liquidity and total return in a fully diversified portfolio of money market securities.

   /s/Gregory J. Hahn
   ------------------
   Gregory J. Hahn
   Senior Vice President
   Conseco Capital Management, Inc.

CONSECO SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1999
(UNAUDITED)

===================================================================================================================================
                                                                                             FIXED        GOVERNMENT       MONEY
                                                              BALANCED        EQUITY        INCOME        SECURITIES       MARKET
                                                              PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments at value (cost or amortized cost -
     $43,840,058, $208,650,339, $27,636,830,
     $10,974,088, and $40,623,605, respectively)..........   $46,116,978   $236,146,257   $26,989,289    $10,699,179    $40,623,605
   Cash...................................................        50,649        141,630        70,936        875,053        915,510
   Interest and dividends receivable......................       241,100         62,698       336,422        128,434        276,106
   Receivable for securities sold.........................     4,306,525     22,983,252     4,269,445      1,045,029             --
   Receivable for shares sold.............................        50,864        318,778        29,693             --        821,132
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       Total assets.......................................    50,766,116    259,652,615    31,695,785     12,747,695     42,636,353
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LIABILITIES:
   Accrued expenses.......................................        30,069        163,064        17,153          6,399         14,532
   Payable for securities purchased.......................     4,393,701     23,505,876     4,318,775      2,382,688        599,912
   Payable for shares redeemed............................            --             --            --         18,668             --
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       Total liabilities..................................     4,423,770     23,668,940     4,335,928      2,407,755        614,444
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         Net assets (Note 5)..............................   $46,342,346   $235,983,675   $27,359,857    $10,339,940    $42,021,909
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Shares outstanding (unlimited number of shares authorized)     3,212,770      9,866,896     2,857,044        915,712     42,021,909
Net asset value, offering and redemption price per share..   $     14.42   $      23.92   $      9.58    $     11.29    $      1.00
===================================================================================================================================


STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)


===================================================================================================================================
                                                                                             FIXED        GOVERNMENT       MONEY
                                                              BALANCED        EQUITY        INCOME        SECURITIES       MARKET
                                                              PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends..............................................   $   134,012   $    680,228   $    27,394    $     3,200    $        --
   Interest...............................................       683,531        199,525       854,388        268,899        730,203
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     Total investment income..............................       817,543        879,753       881,782        272,099        730,203
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Expenses:
   Investment advisory fees...............................       119,500        661,686        63,592         22,174         36,769
   Administrative expenses................................        32,273        154,544        18,890          6,602         22,590
   Custodial fees.........................................         1,983         10,120         1,161            402          1,337
   Printing fees..........................................           702          3,584           411            142            473
   Other..................................................         8,497         52,881         4,975          1,723          5,015
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     Total expenses.......................................       162,955        882,815        89,029         31,043         66,184
Less: expenses charged to the Adviser (Note 3)............            --             --            --             --             --
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       Net expenses.......................................       162,955        882,815        89,029         31,043         66,184
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         Net investment income (expense)..................       654,588        (3,062)       792,753        241,056        664,019
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Net realized gains (losses) on sales of investments.......     3,844,197     38,074,410      (402,005)      (126,660)         1,850
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Unrealized appreciation (depreciation) of investments:
   Beginning of period....................................     3,724,756     42,512,655       197,540         58,089             --
   End of period..........................................     2,276,920     27,495,918      (647,541)      (274,909)            --
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       Net change in unrealized depreciation of
           investments ...................................    (1,447,836)   (15,016,737)     (845,081)      (332,998)            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized and unrealized gains (losses)
             on investments ..............................     2,396,361     23,057,673    (1,247,086)      (459,658)         1,850
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
               from operations ...........................   $ 3,050,949   $ 23,054,611   $  (454,333)   $  (218,602)   $   665,869
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1999, AND THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                       BALANCED                      EQUITY                   FIXED INCOME
                                                       PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                               -------------------------    -------------------------    --------------------------
                                                 JUNE 30,                     JUNE 30,                     JUNE 30,
                                                  1999      DECEMBER 31,       1999       DECEMBER 31,      1999       DECEMBER 31,
                                               (UNAUDITED)      1998        (UNAUDITED)       1998       (UNAUDITED)       1998
-----------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income (expense).........    $   654,588   $ 1,217,595   $     (3,062)  $  1,209,790    $   792,753  $  1,350,944
   Net realized gains (losses)
     on sales of investments...............      3,844,197      (468,931)    38,074,410      4,922,021       (402,005)      137,501
   Net change in unrealized appreciation
     (depreciation) on investments.........     (1,447,836)    2,427,677    (15,016,737)    25,965,179       (845,081)     (204,295)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
         in net assets from operations.....      3,050,949     3,176,341     23,054,611     32,096,990       (454,333)    1,284,150
-----------------------------------------------------------------------------------------------------------------------------------
Net income equalization (Note 2)...........         (2,235)      (52,424)            (4)           (46)       (10,808)      (14,031)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from
   net investment income...................       (654,588)   (1,217,595)      (118,185)    (2,790,228)      (792,753)   (1,350,944)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders of net realized
   long-and short-term capital gains.......             --            --             --     (4,922,022)            --            --
Distributions to shareholders of return
   of capital .............................             --    (1,386,070)            --    (10,605,440)            --      (128,334)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
   Net proceeds from sales of shares.......      2,280,871    17,767,542      2,673,524     27,848,498      5,055,762     8,212,548
   Net asset value of shares issued
     from reinvestment of dividends and
     distributions                                 656,823     2,656,089        118,189     18,317,737        803,561     1,493,309
   Cost of shares redeemed.................     (4,893,363)   (2,962,396)   (24,745,376)   (41,930,174)    (1,227,033)   (6,788,092)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from capital share transactions...     (1,955,669)   17,461,235    (21,953,663)     4,236,061      4,632,290     2,917,765
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets......        438,457    17,981,487        982,759     18,015,315      3,374,396     2,708,606
-----------------------------------------------------------------------------------------------------------------------------------
Net assets: beginning of period ...........     45,903,889    27,922,402    235,000,916    216,985,601     23,985,461    21,276,855
-----------------------------------------------------------------------------------------------------------------------------------
Net assets: end of period (Note 5) ........    $46,342,346   $45,903,889   $235,983,675   $235,000,916    $27,359,857   $23,985,461
-----------------------------------------------------------------------------------------------------------------------------------
Share data:
   Shares sold.............................        167,142     1,296,774        126,047      1,402,600        512,282       810,448
   Shares issued from reinvestment of
     dividends and distributions...........         47,424       190,932          5,582        826,092         82,223       147,717
   Shares redeemed.........................       (360,292)     (225,383)    (1,151,601)    (2,103,306)      (125,256)     (669,613)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in number of
         shares outstanding................       (145,726)    1,262,323     (1,019,972)       125,386        469,249       288,552
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE SIX MONTHS ENDED JUNE 30, 1999, AND THE YEAR ENDED DECEMBER 31, 1998

===================================================================================================================================
                                                                              GOVERNMENT SECURITIES             MONEY MARKET
                                                                                    PORTFOLIO                    PORTFOLIO
                                                                            -------------------------    ---------------------------
                                                                             JUNE 30,                     JUNE 30,
                                                                               1999       DECEMBER 31,      1999       DECEMBER 31,
                                                                            (UNAUDITED)       1998       (UNAUDITED)       1998
------------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income................................................    $   241,056   $   325,840    $   664,019    $   698,639
   Net realized gains (losses)
     on sales of investments............................................       (126,660)       27,265          1,850           (453)
   Net change in unrealized appreciation
     (depreciation) on investments......................................       (332,998)       19,664             --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
         in net assets from operations..................................       (218,602)      372,769        665,869        698,186
------------------------------------------------------------------------------------------------------------------------------------
Net income equalization (Note 2)........................................         (8,040)       (8,047)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from
   net investment income................................................       (462,839)     (339,729)      (665,869)      (698,186)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders of net realized long-
   and short-term capital gains.........................................             --            --             --             --
Distributions to shareholders of return of capital......................             --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
   Net proceeds from sales of shares....................................      3,681,749     5,982,203     40,228,434     37,710,202
   Net asset value of shares issued from reinvestment
     of dividends and distributions.....................................        470,879       347,776        665,869        698,186
   Cost of shares redeemed..............................................     (1,029,726)   (2,718,728)   (20,090,745)   (25,792,773)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         capital share transactions ....................................      3,122,902     3,611,251     20,803,558     12,615,615
------------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets...................................      2,433,421     3,636,244     20,803,558     12,615,615
------------------------------------------------------------------------------------------------------------------------------------
Net assets: beginning of period ........................................      7,906,519     4,270,275     21,218,351      8,602,736
------------------------------------------------------------------------------------------------------------------------------------
Net assets:  end of period (Note 5) ....................................    $10,339,940   $ 7,906,519    $42,021,909    $21,218,351
------------------------------------------------------------------------------------------------------------------------------------
Share data:
   Shares sold..........................................................        310,408       491,676     40,228,434     37,710,202
   Shares issued from reinvestment of
     dividends and distributions........................................         40,724        28,679        665,869        698,186
   Shares redeemed......................................................        (86,375)     (224,071)   (20,090,745)   (25,792,773)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in number of
         shares outstanding.............................................        264,757       296,284     20,803,558     12,615,615
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Statement of Investments in Securities

JUNE 30, 1999
(UNAUDITED)
================================================================================
   NUMBER
  OF SHARES                   SECURITY                                 VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS
              (62.09% of total investments) (a)

              AMUSEMENT AND
              RECREATION SERVICES (0.67%)
       6,570  International Speedway Corp. ................     $     312,075
                                                                -------------
              APPAREL AND ACCESSORY STORES (0.87%)
       4,600  Abercrombie & Fitch Co. (b) .................           220,800
       3,860  Intimate Brands, Inc. .......................           182,868
                                                                -------------
                                                                      403,668
                                                                -------------
              APPAREL AND OTHER FINISHED PRODUCTS (0.74%)
       4,660  Tommy Hilfiger Corp. (b) ....................           342,221
                                                                -------------
              BUSINESS SERVICES (12.90%)
       2,925  Citrix Systems, Inc. (b) ....................           165,262
       9,490  Clear Channel Communications, Inc. (b) ......           654,222
       5,830  Concord EFS, Inc. (b) .......................           246,679
       1,455  eBay, Inc. (b) ..............................           220,251
      11,860  Electronic Arts, Inc. (b) ...................           643,405
       2,700  Exodus Communications, Inc. (b) .............           323,833
      16,125  First Data Corp. ............................           789,125
       2,220  Interpublic Group of Companies, Inc. ........           192,308
       8,350  Microsoft Corp. (b) .........................           753,070
       6,400  Omnicom Group, Inc. .........................           512,000
      18,130  Outdoor Systems, Inc. (b) ...................           661,745
      12,395  Sotheby's Holdings, Inc., Class A ...........           472,559
       1,805  Yahoo!, Inc. (b) ............................           310,911
                                                                -------------
                                                                    5,945,370
                                                                -------------
              CHEMICALS AND ALLIED PRODUCTS (0.93%)
       4,320  Estee Lauder Companies, Inc., Class A .......           216,540
       3,120  Medimmune, Inc. (b) .........................           211,380
                                                                -------------
                                                                      427,920
                                                                -------------
              COMMUNICATIONS BY PHONE, TELEVISION,
              RADIO, CABLE (8.65%)
         360  American Mobile Satellite Corp. (b) .........             5,895
       9,230  Cox Communications, Inc., Class A (b) . .....           339,775
       5,430  EchoStar Communications Corp.,
              Class A (b) .................................           833,168
       5,850  Frontier Corp. ..............................           345,150
      10,600  Infinity Broadcasting Corp. (b) .............           315,350
       6,050  MCI Worldcom, Inc. (b) ......................           521,812
       2,590  NEXTLINK Communications, Inc. (b) ...........           192,631
      41,570  Research in Motion, Ltd. (b) ................           841,793
       2,410  TCA Cable TV, Inc. ..........................           133,755
       1,570  TV Guide, Inc., Class A (b) .................            57,501
       3,240  Teligent, Inc., Class A (b) .................           193,791
       5,155  USA Networks, Inc. (b) ......................           206,844
                                                                -------------
                                                                    3,987,465
                                                                -------------
              DEPOSITORY INSTITUTIONS (2.35%)
       4,310  Fifth Third Bancorp .........................           286,882
      18,600  Wells Fargo & Co. ...........................           795,150
                                                                -------------
                                                                    1,082,032
                                                                -------------
              DURABLE GOODS (2.28%)
       6,400  Tech Data Corp. (b) .........................           244,800
      14,950  W.W. Grainger, Inc. .........................           804,489
                                                                -------------
                                                                    1,049,289
                                                                -------------
              ELECTRIC, GAS, WATER, COGENERATION,
              SANITARY SERVICES (0.30%)
       6,940  Azurix Corp. (b) ............................           138,800
                                                                -------------
              ELECTRICAL, OTHER ELECTRICAL EQUIPMENT,
              EXCEPT COMPUTERS (6.36%)
       1,070  Analog Devices, Inc. (b) ....................            53,701
       2,015  Comverse Technology, Inc. (b) ...............           152,132
       5,180  The DII Group, Inc. (b) .....................           193,276
      15,370  General Instrument Corp. (b) ................           653,225
       6,610  Jabil Circuit, Inc. (b) .....................           298,276
       3,200  LSI Logic Corp. (b) .........................           147,600
       4,650  Lattice Semiconductor Corp. (b) .............           289,462
       1,800  Maxim Integrated Products, Inc. (b) .........           119,700
       4,425  Nokia Corp., Class A ........................           405,162
       6,140  Vitesse Semiconductor Corp. (b) .............           414,069
       3,590  Xilinx, Inc. (b) ............................           205,528
                                                                -------------
                                                                    2,932,131
                                                                -------------
              FOOD AND KINDRED PRODUCTS (0.83%)
       2,540  Tootsie Roll Industries, Inc. ...............            98,107
       3,150  Wm. Wrigley Jr. Co. .........................           283,500
                                                                -------------
                                                                      381,607
                                                                -------------
              FOOD STORES (1.91%)
      31,500  Kroger Co. (b) ..............................           880,047
                                                                -------------
              GENERAL MERCHANDISE STORES (2.62%)
       7,670  Ames Department Stores, Inc. (b) ............           349,944
      35,750  Family Dollar Stores, Inc. ..................           858,000
                                                                -------------
                                                                    1,207,944
                                                                -------------
              HOME FURNITURE AND
              EQUIPMENT STORES (1.92%)
       5,020  Circuit City Stores, Inc. ...................           466,860
       7,120  Tandy Corp. .................................           347,990
       6,210  Trans World Entertainment Corp. (b) .........            69,862
                                                                -------------
                                                                      884,712
                                                                -------------
              INDUSTRIAL COMMERCIAL MACHINERY,
              COMPUTER EQUIPMENT (1.32%)
       6,270  Adaptec, Inc. (b) ...........................           221,406
       3,890  Baker Hughes, Inc. ..........................           130,315
       4,030  Pitney Bowes, Inc. ..........................           258,928
                                                                -------------
                                                                      610,649
                                                                -------------
---------------------------------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also  represents  cost for federal income tax purposes.
(d) Restricted under Rule 144A of the Securities Act of 1933.
(e) PIK - Payment In Kind. STEP - Bonds where the coupon increases or steps up at a predetermined rate. TOPRS - Trust Originated Preferred Securities.

The accompanying notes are an integral part of these financial statements.

                                   (Continued)

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Statement of Investments in Securities--Continued

JUNE 30, 1999
(UNAUDITED)
================================================================================
   NUMBER
  OF SHARES                   SECURITY                                 VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS (CONTINUED)

              INSURANCE AGENTS, BROKERS (1.12%)
       6,860  Marsh & McLennan Companies, Inc. ............     $     517,930
                                                                -------------
              INSURANCE COMPANIES (2.30%)
       5,600  American International Group, Inc. ..........           655,547
       7,720  Lincoln National Corp. ......................           403,849
                                                                -------------
                                                                    1,059,396
                                                                -------------
              MEASURING INSTRUMENTS,
              PHOTO GOODS, WATCHES (5.36%)
       3,780  Bausch & Lomb, Inc. .........................           289,170
      11,340  Boston Scientific Corp. (b) .................           498,257
       7,850  Medtronic, Inc. .............................           611,319
       1,960  VISX, Inc. (b) ..............................           155,208
      17,300  Waters Corp. (b) ............................           919,063
                                                                -------------
                                                                    2,473,017
                                                                -------------
              NON-DEPOSITORY
              CREDIT INSTITUTIONS (2.25%)
       6,540  Capital One Financial Corp. .................           364,200
       7,180  Providian Financial Corp. ...................           671,330
                                                                -------------
                                                                    1,035,530
                                                                -------------
              NON-DURABLE GOODS WHOLESALE (0.43%)
       4,650  U.S. Foodservice (b) ........................           198,206
                                                                -------------

              OIL AND GAS EXTRACTION (1.13%)
       6,950  ENSCO International, Inc. ...................           138,569
       6,700  Nabors Industries, Inc. (b) .................           163,735
       8,370  Transocean Offshore, Inc. ...................           219,713
                                                                -------------
                                                                      522,017
                                                                -------------
              SECURITY AND COMMODITY BROKERS (1.62%)
       1,490  Charles Schwab Corp. ........................           163,714
       5,700  Morgan Stanley Dean Witter & Co. ............           584,250
                                                                -------------
                                                                      747,964
                                                                -------------
              STONE, CLAY, GLASS,
              CONCRETE PRODUCTS (0.61%)
       2,140  Corning, Inc. ...............................           150,068
       2,050  Southdown, Inc. .............................           131,712
                                                                -------------
                                                                      281,780
                                                                -------------
              TEXTILE MILL PRODUCTS (0.82%)
      22,900  Shaw Industries, Inc. .......................           377,850
                                                                -------------
              TRANSPORTATION EQUIPMENT (0.70%)
       5,910  Harley-Davidson, Inc. .......................           321,356
                                                                -------------
              WATER TRANSPORTATION (1.10%)
      11,580  Royal Caribbean Cruises, Ltd. ...............           506,625
                                                                -------------
              TOTAL COMMON STOCKS (COST $25,585,471) ......     $  28,627,601
                                                                -------------
              PREFERRED STOCKS
              (5.54% of total investments)

              COMMUNICATIONS BY PHONE, TELEVISION,
              RADIO, CABLE (1.45%)
      28,000  Intermedia Communications, Inc., 7.000% (d)
              Cost - $700,240; Acquired - 10/24/1997. .....     $     668,765
                                                                -------------
              ELECTRIC, GAS, WATER, COGENERATION,
              SANITARY SERVICES (1.73%)
      14,000  The AES Corporation Trust II, 5.500% CUM CVT (d)
              Cost - $700,000; Acquired - 10/24/1997. .....           798,000
                                                                -------------
              INSURANCE COMPANIES (0.65%)
      12,000  Lincoln National Corp., 6.400%, TOPRS (e)....           297,900
                                                                -------------
              MEASURING INSTRUMENTS,
              PHOTO GOODS, WATCHES (0.79%)
       5,604  River Holding Corp., Series B, PIK, 11.500% (e)         364,309
                                                                -------------
              NON-DEPOSITORY
              CREDIT INSTITUTIONS (0.92%)
         400  Centaur Funding Corp., 9.080%, (d)
              Cost - $452,112; Acquired - 01/14/1999.......           425,350
                                                                -------------
              TOTAL PREFERRED STOCKS (COST $2,652,352).....     $   2,554,324
                                                                -------------
              WARRANTS
              (0.00% of total investments)

              COMMUNICATIONS BY PHONE, TELEVISION,
              RADIO, CABLE (0.00%)
         250  Park `N View, Inc. ..........................     $         250
                                                                -------------
              MISCELLANEOUS MANUFACTURING (0.00%)
         400  V2 Music Holdings............................                50
                                                                -------------
              TOTAL WARRANTS (COST $42,500)................     $         300
                                                                -------------

---------------------------------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also  represents  cost for federal income tax purposes.
(d) Restricted under Rule 144A of the Securities Act of 1933.
(e) PIK - Payment In Kind. STEP - Bonds where the coupon increases or steps up at a predetermined rate. TOPRS - Trust Originated Preferred Securities.

The accompanying notes are an integral part of these financial statements.

                                   (Continued)
10

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Statement of Investments in Securities--Continued

JUNE 30, 1999
(UNAUDITED)
===============================================================
   PRINCIPAL
    AMOUNT                   SECURITY                   VALUE
---------------------------------------------------------------

           CORPORATE BONDS
           (26.64% of total investments) (a)

           AIR TRANSPORTATION (1.71%)
$ 800,000  Delta Airlines, Series C, MTN, 6.650%,
           due 03/15/2004.........................  $   789,000
                                                    -----------
           APPAREL AND OTHER
           FINISHED PRODUCTS (0.42%)
  200,000  Tommy Hilfiger Corp., 6.500%,
           due 06/01/2003.........................      193,250
                                                    -----------
           AUTO REPAIR AND PARKING (0.99%)
  200,000  Amerco -MTN, 7.470%, due 01/15/2027....      203,750
  250,000  Avis Rent A Car, Inc., 11.000%,
           due 05/01/2009 (d) Cost - $253,437;
           Acquired - 06/28/99....................      250,937
                                                    -----------
                                                        454,687
                                                    -----------
           BUSINESS SERVICES (0.63%)
  500,000  Pinnacle Holdings, Inc., STEP
           0.000%/10.000%, due 03/15/2008 (e).....      291,250
                                                    -----------
           CHEMICALS AND ALLIED PRODUCTS (0.45%)
  200,000  Lyondell Chemical Co., 9.625%,
           due 05/01/2007 (d) Cost - $204,000;
           Acquired - 06/24/1999..................      205,500
                                                    -----------
           COMMUNICATIONS BY PHONE, TELEVISION,
           RADIO, CABLE (2.83%)
  200,000  Cable and Wireless Communications PLC,
           6.375%, due 03/06/2003.................      196,750
  300,000  Lenfest Communications, Inc., 8.375%,
           due 11/01/2005.........................      313,500
  250,000  Park 'N View, Inc., Series B, 13.000%,
           due 05/15/2008.........................       77,500
  500,000  Sprint Capital Corp., 6.875%,
           due 11/15/2028 ........................      456,875
  250,000  360 Communications Co., 7.600%,
           due 04/01/2009.........................      261,562
                                                    -----------
                                                      1,306,187
                                                    -----------
           DEPOSITORY INSTITUTIONS (4.33%)
  400,000  Centura Banks, Inc., 6.500%, due 03/15/2009  377,500
  600,000  Dime Bancorp, Inc., 7.000%, due 07/25/2001   596,250
  200,000  Key Bank USA, National Association,
           BKNT, 6.500%, due 04/15/2008...........      197,500
  875,000  Union Planters Bank, National Association,
           6.500%, due 03/15/2018.................      823,594
                                                    -----------
                                                      1,994,844
                                                    -----------
           ELECTRIC, GAS, WATER, COGENERATION,
           SANITARY SERVICES (2.17%)
  300,000  MCN Investment Corp., 6.350%,
           due 04/02/2012.........................      297,375
  700,000  Waste Management, Inc., 6.625%,
           due 07/15/2002.........................      703,500
                                                    -----------
                                                      1,000,875
                                                    -----------
           GENERAL MERCHANDISE STORES (0.63%)
  300,000  Shopko Stores, Inc., 6.500%,
           due 08/15/2003 ........................      291,375

           HOTELS, OTHER LODGING PLACES (0.82%)
  400,000  HMH Properties, Inc., 8.450%,
           due 12/01/2008 ........................      380,000

           INSURANCE COMPANIES (1.09%)
  100,000  Delphi Financial, 8.000%, due 10/01/2003     101,750
  500,000  Orion Capital Trust II, 7.701%,
           due 04/15/2028 ........................      401,875
                                                    -----------
                                                        503,625
                                                    -----------
           MISCELLANEOUS MANUFACTURING (0.30%)
  400,000  V2 Music Holdings, STEP, 0.000%/14.000%,
           due 04/15/2008 (d) Cost - $237,720;
           Acquired - 05/01/1998..................      140,000
                                                    -----------
           MISCELLANEOUS RETAIL (0.91%)
  200,000  Michaels Stores, Inc., 10.875%,
           due 06/15/2006 ........................      215,000
  200,000  Phar-Mor, Inc., 11.720%, 09/11/2002....      206,500
                                                    -----------
                                                        421,500
                                                    -----------
           OIL AND GAS EXTRACTION (1.28%)
  600,000  Triton Energy Ltd., 9.250%,
           due 04/15/2005 .......................      588,000
                                                    -----------
           PETROLEUM REFINING AND
           RELATED INDUSTRIES (1.32%)
  600,000  Pennzoil, Co., 10.125%, due 11/15/2009.      609,000
                                                    -----------
           REAL ESTATE (0.63%)
  300,000  Regency Centers, L.P., 7.400%,
           due 04/01/2004.........................      292,500
                                                    -----------
           REAL ESTATE INVESTMENT TRUSTS
           (REITS) (1.90%)
  150,000  CarrAmerica Realty Corp., 6.625%,
           due 03/01/2005.........................      140,250
  200,000  Corporate Property Investors, Inc.,
           9.000%, due 03/15/2002 (d) Cost -
           $219,360; Acquired - 03/17/1998........      211,000
  250,000  ERP Operating, L.P., 6.630%,
           due 04/13/2015 ........................      233,125
  300,000  United Dominion Realty Trust, Inc.,
           MTN, 7.600%, due 01/25/2002............      292,500
                                                    -----------
                                                        876,875
                                                    -----------
           SECURITY AND COMMODITY BROKERS (3.34%)
  900,000  Paine Webber Group Inc., 6.450%,
           due 12/01/2003.........................      878,625
  550,000  Salomon Smith Barney Holdings, Inc.,
           7.300%, due 05/15/2002.................      563,750
  100,000  Salomon Smith Barney Holdings, Inc.,
           Series C, MTN, 6.500%, due 08/15/2003..       99,625
                                                    -----------
                                                      1,542,000
                                                    -----------
           STONE, CLAY, GLASS, CONCRETE (0.89%)
  200,000  Owens Corning, 7.500%, due 05/01/2005..      198,500
  200,000  USG Corp., 9.250%, due 09/15/2001......      212,000
                                                    -----------
                                                        410,500
                                                    -----------
           TOTAL CORPORATE BONDS (COST $12,893,727) $12,290,968
                                                    -----------
----------------------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also  represents  cost for federal income tax purposes.
(d) Restricted under Rule 144A of the Securities Act of 1933.
(e) PIK - Payment In Kind. STEP - Bonds where the coupon increases or steps up at a predetermined rate. TOPRS - Trust Originated Preferred Securities.

The accompanying notes are an integral part of these financial statements.

                                   (Continued)

CONSECO SERIES TRUST
BALANCED PORTFOLIO
Statement of Investments in Securities--Continued

JUNE 30, 1999
(UNAUDITED)
=======================================================================
   PRINCIPAL
    AMOUNT                   SECURITY                     VALUE
-----------------------------------------------------------------------
           MUNICIPAL BONDS
           (1.43% of total investments)

 $ 250,000 Capital Projects Finance Authority,
           Florida Revenue, 8.000%, due 12/01/2001     $   250,000
   450,000 Mississippi Development Bank, Special
           Obligation, Series 1998, 8.500%,
           due 12/01/2018.........................         407,250
                                                       -----------
           TOTAL MUNICIPAL BONDS (COST $700,000)..     $   657,250
                                                       -----------
           ASSET BACKED SECURITIES
           (0.30% of total investments)
   150,000 COMED Transitional Funding Trust
           1998-1 A7, 5.740%, due 12/25/2010......     $   136,934
                                                       -----------
           TOTAL ASSET BACKED SECURITIES
           (COST $149,957)........................     $   136,934
                                                       -----------
           U.S. GOVERNMENT AND AGENCY OBLIGATIONS
           (4.00% of total investments)
 1,450,000 U.S. Treasury Bond, 5.250%, due 11/15/2028  $ 1,284,229
    75,000 U.S. Treasury Bond, 6.125%, due 08/15/2007       75,830
   500,000 U.S. Treasury Note, 5.500%, due 05/15/2009      489,542
                                                       -----------
           TOTAL U.S. GOVERNMENT AND AGENCY
           OBLIGATIONS (COST $1,816,051)..........     $ 1,849,601
                                                       -----------
           TOTAL INVESTMENTS IN SECURITIES
           (COST $43,840,058) (C).................     $46,116,978
                                                       -----------
------------------------------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also  represents  cost for federal income tax purposes.
(d) Restricted under Rule 144A of the Securities Act of 1933.
(e) PIK - Payment In Kind. STEP - Bonds where the coupon increases or steps up at a predetermined rate. TOPRS - Trust Originated Preferred Securities.

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
EQUITY PORTFOLIO
Statement of Investments in Securities

JUNE 30, 1999
(UNAUDITED)
=================================================================
   NUMBER
  OF SHARES                   SECURITY                 VALUE
-----------------------------------------------------------------
           COMMON STOCKS
           (98.14% of total investments)(a)

           AMUSEMENT AND
           RECREATION SERVICES (1.20%)
   55,000  International Speedway Corp. ..........  $ 2,612,500
    4,290  Penske Motorsports, Inc. (b)...........      212,891
                                                    -----------
                                                      2,825,391
                                                    -----------
           APPAREL AND ACCESSORY STORES (1.44%)
   38,355  Abercrombie & Fitch Co. (b)............    1,841,040
   32,950  Intimate Brands, Inc. .................    1,561,006
                                                    -----------
                                                      3,402,046
                                                    -----------
           APPAREL AND OTHER
           FINISHED PRODUCTS (1.24%)
   39,780  Tommy Hilfiger Corp. (b)...............    2,921,363
                                                    -----------
           AUTO REPAIR AND PARKING (.11%)
    7,140  Central Parking Corp. .................      244,545
                                                    -----------
           BUSINESS SERVICES (18.56%)
   25,675  Citrix Systems, Inc. (b)...............    1,450,637
   78,910  Clear Channel Communications, Inc. (b).    5,439,898
   49,020  Concord EFS, Inc. (b)..................    2,074,134
   12,895  eBay, Inc. (b).........................    1,951,980
   98,860  Electronic Arts, Inc. (b)..............    5,363,155
   22,900  Exodus Communications, Inc. (b)........    2,746,580
  137,670  First Data Corp. ......................    6,737,294
   18,770  Interpublic Group of Companies, Inc. ..    1,625,951
   55,020  Omnicom Group, Inc. ...................    4,401,600
  151,125  Outdoor Systems, Inc. (b)..............    5,516,062
  101,560  Sotheby's Holdings, Inc., Class A......    3,871,975
   15,435  Yahoo!, Inc. (b).......................    2,658,679
                                                    -----------
                                                     43,837,945
                                                    -----------
           CHEMICALS AND ALLIED PRODUCTS (2.39%)
   31,380  Biogen, Inc. (b).......................    2,018,110
   36,920  Estee Lauder Companies, Inc., Class A..    1,850,615
   25,990  Medimmune, Inc. (b)....................    1,760,823
                                                    -----------
                                                      5,629,548
                                                    -----------
           COMMUNICATIONS BY PHONE, TELEVISION,
           RADIO, CABLE (12.46%)
    3,070  American Mobile Satellite Corp. (b)....       50,271
   76,950 Cox Communications, Inc., Class A (b).. 2,832,683 45,230 EchoStar Communications Corp.,
           Class A (b) ...........................    6,940,001
   49,500  Frontier Corp. ........................    2,920,500
   88,430  Infinity Broadcasting Corp. (b)........    2,630,793
   21,580  NEXTLINK Communications, Inc. (b)......    1,605,013
  361,705  Research in Motion, Ltd. (b)...........    7,324,526
   22,840  TCA Cable TV, Inc. ....................    1,267,620
   13,490  TV Guide, Inc., Class A (b)............      494,071
   27,030  Teligent, Inc., Class A (b)............    1,616,718
   43,410  USA Networks, Inc. (b).................    1,741,826
                                                    -----------
                                                     29,424,022
                                                    -----------
           DEPOSITORY INSTITUTIONS (4.46%)
   35,910  Fifth Third Bancorp....................  $ 2,390,241
   17,900  Marshall & Ilsley Corp. ...............    1,152,313
  128,200  Mellon Bank Corp. .....................    4,663,275
   36,750  Zions Bancorporation...................    2,333,625
                                                    -----------
                                                     10,539,454
                                                    -----------
           DURABLE GOODS, WHOLESALE (3.77%)
   56,350  Tech Data Corp. (b)....................    2,155,388
  125,370  W.W. Grainger, Inc. ...................    6,746,410
                                                    -----------
                                                      8,901,798
                                                    -----------
           EATING AND DRINKING PLACES (0.48%)
   30,420  Starbucks Corp. (b)....................    1,142,636
                                                    -----------
           EDUCATIONAL SERVICES (0.12%)
   11,080  Apollo Group, Inc., Class A (b)........      294,307
                                                    -----------
           ELECTRIC, GAS, WATER, COGENERATION,
           SANITARY SERVICES (0.96%)
   59,250  Azurix Corp. (b).......................    1,185,000
   41,170  Energy East Corp. .....................    1,070,420
                                                    -----------
                                                      2,255,420
                                                    -----------
           ELECTRICAL, OTHER ELECTRICAL EQUIPMENT,
           EXCEPT COMPUTERS (9.26%)
    9,090  Analog Devices, Inc. (b)...............      456,209
   17,175  Comverse Technology, Inc. (b)..........    1,296,713
   43,870  The DII Group, Inc. (b)................    1,636,877
  128,080  General Instrument Corp. (b)...........    5,443,400
   55,130  Jabil Circuit, Inc. (b)................    2,487,741
   27,360  LSI Logic Corp. (b)....................    1,261,980
   39,840  Lattice Semiconductor Corp. (b)........    2,480,040
   18,450  Maxim Integrated Products, Inc. (b)....    1,226,925
   56,880  Vitesse Semiconductor Corp. (b)........    3,835,873
   30,530  Xilinx, Inc. (b).......................    1,747,843
                                                    -----------
                                                     21,873,601
                                                    -----------
           FOOD AND KINDRED PRODUCTS (1.38%)
   21,200  Tootsie Roll Industries, Inc. .........      818,850
   27,060  Wm. Wrigley Jr. Co. ...................    2,435,400
                                                    -----------
                                                      3,254,250
                                                    -----------
           FOOD STORES (3.11%)
  263,200  Kroger Co. (b).........................    7,353,282
                                                    -----------
           GENERAL MERCHANDISE STORES (4.89%)
   63,980  Ames Department Stores, Inc. (b).......    2,919,088
  359,800  Family Dollar Stores, Inc. ............    8,635,200
                                                    -----------
                                                     11,554,288
                                                    -----------

------------------------------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

                                   (Continued)

CONSECO SERIES TRUST
EQUITY PORTFOLIO
Statement of Investments in Securities--Continued

JUNE 30, 1999
(UNAUDITED)
===================================================================
   NUMBER
  OF SHARES                   SECURITY                 VALUE
-------------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           HOME FURNITURE AND
           EQUIPMENT STORES (3.33%)
   41,880  Circuit City Stores, Inc. .............  $ 3,894,840
   60,100  Tandy Corp. ...........................    2,937,388
   91,090  Trans World Entertainment Corp. (b)....    1,024,763
                                                    -----------
                                                      7,856,991
                                                    -----------
           INDUSTRIAL COMMERCIAL MACHINERY,
           COMPUTER EQUIPMENT (2.94%)
   54,190  Adaptec, Inc. (b)......................    1,913,557
   36,570  Baker Hughes, Inc. ....................    1,225,095
   64,020  Mettler-Toledo International, Inc. (b).    1,588,464
   34,490  Pitney Bowes, Inc. ....................    2,215,983
                                                    -----------
                                                      6,943,099
                                                    -----------
           INSURANCE AGENTS, BROKERS (1.83%)
   57,210  Marsh & McLennan Companies, Inc. ......    4,319,355
                                                    -----------
           INSURANCE COMPANIES (2.43%)
   37,300  Allmerica Financial Corp. .............    2,268,288
   66,380  Lincoln National Corp. ................    3,472,471
                                                    -----------
                                                      5,740,759
                                                    -----------
           MEASURING INSTRUMENTS,
           PHOTO GOODS, WATCHES (7.62%)
   31,540  Bausch & Lomb, Inc. ...................    2,412,810
   94,530  Boston Scientific Corp. (b)............    4,153,459
   81,850  Sybron International Corp. (b).........    2,255,950
   16,570  VISX, Inc. (b).........................    1,312,145
  147,800  Waters Corp. (b).......................    7,851,875
                                                    -----------
                                                     17,986,239
                                                    -----------
           MISCELLANEOUS RETAIL (0.50%)
   59,280  Valuevision International, Inc.,
           Class A (b) .........................      1,178,190
                                                    -----------
           NON-DEPOSITORY
           CREDIT INSTITUTIONS (3.76%)
   55,855  Capital One Financial Corp. ...........    3,110,453
   61,690  Providian Financial Corp. .............    5,768,015
                                                    -----------
                                                      8,878,468
                                                    -----------
           NON-DURABLE GOODS WHOLESALE (1.05%)
   35,772  Bindley Western Industries, Inc. ......      824,974
   38,740  U.S. Foodservice (b)...................    1,651,293
                                                    -----------
                                                      2,476,267
                                                    -----------
           OIL AND GAS EXTRACTION (2.15%)
   59,670  ENSCO International, Inc. .............    1,189,700
   83,400  Nabors Industries, Inc. (b)............    2,038,129
   70,290  Transocean Offshore, Inc. .............    1,845,113
                                                    -----------
                                                      5,072,942
                                                    -----------
           PRINTING, PUBLISHING AND
           ALLIED LINES (0.25%)
    1,075  The Washington Post Co., Class B.......      579,963
                                                    -----------
           SECURITY AND
           COMMODITY BROKERS (0.58%)
   12,545  Charles Schwab Corp. ..................    1,378,382
                                                    -----------
           STONE, CLAY, GLASS,
           CONCRETE PRODUCTS (1.43%)
   17,850  Corning, Inc. .........................  $ 1,251,731
   33,200  Southdown, Inc. .......................    2,133,100
                                                    -----------
                                                      3,384,831
                                                    -----------
           TEXTILE MILL PRODUCTS (1.39%)
  199,500  Shaw Industries, Inc. .................    3,291,750
                                                    -----------
           TRANSPORTATION EQUIPMENT (1.26%)
   54,800  Harley-Davidson, Inc. .................    2,979,750
                                                    -----------
           WATER TRANSPORTATION (1.79%)
   96,580  Royal Caribbean Cruises, Ltd. .........    4,225,375
                                                    -----------
           TOTAL COMMON STOCKS (COST $204,250,339)  $231,746,257
                                                    -----------
PRINCIPAL
 AMOUNT
---------  COMMERCIAL PAPER
           (1.86% of total investments) (a)
           NON-DEPOSITORY
           CREDIT INSTITUTIONS (1.86%)
$4,400,000 Ford Motor Credit Co., 5.750%,
           due 07/01/1999.........................  $  4,400,000
                                                    ------------
           TOTAL COMMERCIAL PAPER (COST $4,400,000) $  4,400,000
                                                    ------------
           TOTAL INVESTMENTS IN SECURITIES
           (COST $208,650,339) (C)................  $236,146,257
                                                    ------------
---------------------------------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.
14

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO
Statement of Investments in Securities

JUNE 30, 1999
(UNAUDITED)
===================================================================
 PRINCIPAL
  AMOUNT                   SECURITY                 VALUE
-------------------------------------------------------------------
           CORPORATE BONDS
           (58.56% of total investments) (a)

           AIR TRANSPORTATION (4.36%)
$ 400,000  Continental Airlines, Inc., Series
           97-4A-ETC, 6.900%, due 07/02/2019......  $   388,599
  395,899  Continental Airlines, Inc., Series
           98-1A-ETC, 6.650%, due 03/15/2019......      378,186
  156,321  Delta Airlines 1992 ETC-C, 8.540%,
           due 01/02/2007.........................      163,551
  250,000  Delta Airlines, Series C, MTN, 6.650%,
           due 03/15/2004.........................      246,563
                                                    -----------
                                                      1,176,899
                                                    -----------
           APPAREL AND OTHER
           FINISHED PRODUCTS (0.89%)
  250,000  Tommy Hilfiger Corp., 6.500%,
           due 06/01/2003.........................      241,563
                                                    -----------
           AUTO REPAIR AND PARKING (2.40%)
  100,000  Amerco -MTN, 6.710%, due 10/15/2008....       91,125
  300,000  Amerco -MTN, 7.470%, due 01/15/2027....      305,625
  250,000  Avis Rent A Car, Inc., 11.000%, due
           05/01/2009 (d) Cost - $254,438;
           Acquired - 06/28/99 ...................      250,937
                                                    -----------
                                                        647,687
                                                    -----------
           BUSINESS SERVICES (0.54%)
  250,000  Pinnacle Holdings, Inc., STEP (f),
           0.000%/10.000%, due 03/15/2008.........      145,625
                                                    -----------
           CHEMICALS AND ALLIED PRODUCTS (0.72%)
  200,000  Smith International, Inc., 7.000%,
           due 09/15/2007.........................      195,250
                                                    -----------
           COMMUNICATIONS BY PHONE, TELEVISION,
           RADIO, CABLE (6.19%)
  200,000  Charter Communications, Inc., 8.250%,
           due 04/01/2007 (d) Cost - $199,466;
           Acquired - 03/12/99....................      192,000
  500,000  GTE Northwest, Inc., 5.550%,
           due 10/15/2008.........................      479,375
  250,000  Lenfest Communications, Inc., 10.500%,
           due 06/15/2006.........................      287,500
  130,000  Level 3 Communications, Inc., 9.125%,
           due 05/01/2008.........................      128,375
  120,000  Level 3 Communications, Inc., 0.000%,
           due 12/01/2008.........................       74,100
  200,000  News America Holdings, Inc., 7.280%,
           due 06/30/2028.........................      186,250
  250,000  Telecommunications, Inc., 10.125%,
           due 04/15/2022.........................      323,741
                                                    -----------
                                                      1,671,341
                                                    -----------
           DEPOSITORY INSTITUTIONS (5.62%)
  300,000  Dime Bancorp, Inc., 7.000%,
           due 07/25/2001.........................      298,125
  750,000  St. Paul Bancorp, 7.125%,
           due 02/15/2004.........................      749,062
  500,000  Union Planters Bank, National
           Association, 6.500%, due 03/15/2018....      470,625
                                                    -----------
                                                      1,517,812
                                                    -----------
           EATING AND DRINKING PLACES (0.72%)
  200,000  Marriott International, Inc., 6.625%,
           due 11/15/2003.........................      195,500
                                                    -----------
           ELECTRIC, GAS, WATER, COGENERATION,
           SANITARY SERVICES (8.41%)
  300,000  AEP Resources, Inc., 6.500%,
           due 12/01/2003 (d) Cost - $303,129;
           Acquired - 12/15/1998..................      291,375
  600,000  AES Eastern Energy, 9.000%,
           due 01/02/2017 (d) Cost - $600,000;
           Acquired - 05/11/99....................      581,024
  500,000  Coastal Corp., 6.700%, due 02/15/2027..      494,375
  150,000  MCN Investment Corp., 6.350%,
           due 04/02/2012.........................      148,687
  300,000  Tenneco, Inc., 10.200%, due 03/15/2008.      351,375
  400,000  Waste Management, Inc., 6.625%,
           due 07/15/2002.........................      402,000
                                                    -----------
                                                      2,268,836
                                                    -----------
           FOOD AND KINDRED PRODUCTS (1.80%)
  500,000  Pan-American Beverage, Inc., 8.125%,
           due 04/01/2003.........................      485,625
                                                    -----------
           FOOD STORES (1.66%)
  250,000  Kroger Co., 6.000%, due 07/01/2000.....      249,687
  200,000  Safeway, Inc., 5.750%, due 11/15/2000..      199,250
                                                    -----------
                                                        448,937
                                                    -----------
           GENERAL MERCHANDISE STORES (2.76%)
  400,000  Fred Meyer, Inc., 7.450%, due
           due 03/01/2008 ........................      407,000
  350,000  Shopko Stores, Inc., 6.500%,
           due 08/15/2003 ........................      339,937
                                                    -----------
                                                        746,937
                                                    -----------
           HOTELS, OTHER LODGING PLACES (0.88%)
  250,000  HMH Properties, Inc., 8.450%,
           due 12/01/2008 ........................      237,500
                                                    -----------
           INDUSTRIAL COMMERCIAL MACHINERY,
           COMPUTERS (1.11%)
  300,000  Case Credit Corp., MTN, 6.120%,
           due 08/01/2001.........................      298,125
                                                    -----------
           INSURANCE COMPANIES (3.90%)
  150,000  Delphi Financial, 8.000%, due 10/01/2003     152,625
  500,000 Mutual Life Insurance Co., NY, STEP (f), 0.000%/11.250%, due 08/15/2024 (d)
           Cost - $666,635; Acquired 06/23/1999...      658,489
  300,000  Orion Capital Trust II, 7.701%,
           due 04/15/2028 ........................      241,125
                                                    -----------
                                                      1,052,239
                                                    -----------

------------------------------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also  represents  cost for federal income tax purposes.
(d) Restricted under Rule 144A of the Securities Act of 1933.
(e) Green Tree Financial Corp., a wholly owned subsidiary of Conseco, Inc., is the Seller to and Servicer for the Trust issuing the Certificates.
(f) PIK - Payment In Kind. STEP - Bonds where the coupon increases or steps up at a predetermined rate. TOPRS - Trust Originated Preferred Securities.

The accompanying notes are an integral part of these financial statements.

                                   (Continued)

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO
Statement of Investments in Securities--Continued

JUNE 30, 1999
(UNAUDITED)
===================================================================
  PRINCIPAL
   AMOUNT                    SECURITY                 VALUE
-------------------------------------------------------------------
           CORPORATE BONDS (CONTINUED)

           LUMBER AND WOOD PRODUCTS,
           EXCEPT FURNITURE (1.11%)
$ 300,000  West Fraser Mill, 7.250%,
           due 09/15/2002 (d) Cost - $297,753,
           Acquired - 09/26/1995..................  $   298,500
                                                    -----------
           MISCELLANEOUS RETAIL (0.40%)
  100,000  Michaels Stores, Inc., 10.875%,
           due 06/15/2006 ........................      107,500
                                                    -----------
           MOTION PICTURES (0.87%)
  250,000  Regal Cinemas, Inc., 9.500%,
           due 06/01/2008 ........................      234,375
                                                    -----------
           NON-DEPOSITORY
           CREDIT INSTITUTIONS (0.23%)
  250,000  DSPL Finance Co., 9.120%,
           due 12/30/2010 (d) Cost - $250,000;
           Acquired 08/15/1996....................       62,500
                                                    -----------
           OIL AND GAS EXTRACTION (1.71%)
  250,000  LASMO (USA) Inc., 8.375%, due 06/21/2023     264,062
  200,000  Occidental Petroleum Corp., 6.750%,
           due 11/15/2002.........................      198,500
                                                    -----------
                                                        462,562
                                                    -----------
           PAPER AND ALLIED PRODUCTS (0.92%)
  250,000  Potlatch Corp., 6.250%, due 03/15/2002 (d)
           Cost - $249,838; Acquired 03/10/1999...      246,875
                                                    -----------
           PETROLEUM-REFINING AND
           RELATED INDUSTRIES (0.19%)
   50,000  Pennzoil, Co., 10.125%, due 11/15/2009.      50,750
                                                    -----------
           REAL ESTATE INVESTMENT TRUSTS
           (REITS) (3.80%)
  100,000  CarrAmerica Realty Corp., 6.625%,
           due 03/01/2005.........................       93,500
  400,000  Chelsea GCA Realty Partnership, L.P.,
           7.250%, due 10/21/2007.................      375,500
  150,000  Colonial Realty, L.P., 7.500%,
           due 07/15/2001 ........................      147,938
  200,000  Corporate Property Investors, Inc,
           9.000%, due 03/15/2002 (d) Cost -
           $219,360; Acquired - 03/17/1998........      211,000
  100,000  United Dominion Realty Trust, Inc.,
           8.125%, due 11/15/2000.................       99,500
  100,000  United Dominion Realty Trust, Inc.,
           MTN, 7.600%, due 01/25/2002............       97,500
                                                    -----------
                                                      1,024,938
                                                    -----------
           SECURITY AND COMMODITY BROKERS (5.54%)
  600,000  Fidelity Investments, 7.570%,
           due 06/15/2029 (d) Cost - $600,000;
           Acquired 06/17/1999....................      598,500
  750,000  Lehman Brothers Holdings, Inc., 7.000%,
           due 05/15/2003.........................      746,250
  150,000  Salomon Smith Barney Holdings, Inc.,
           Series C, MTN, 6.500%, due 08/15/2003..      149,438
                                                    -----------
                                                      1,494,188
                                                    -----------
           TOBACCO PRODUCTS (1.83%)
  500,000  R.J. Reynolds Tobacco Holdings, Inc.,
           7.375%, due 05/15/2003 (d) Cost -
           $499,155; Acquired 05/10/1999..........      493,750
                                                    -----------
           TOTAL CORPORATE BONDS (COST $16,264,860) $15,805,814
                                                    -----------

           MUNICIPAL BONDS
           (6.71% of total investments) (a)

           PUBLIC FINANCE, TAXATION (6.71%)
  200,000  Azusa Pacific University California,
           Revenue, 7.250%, due 04/01/2009........      202,000
  350,000  Doylestown Pennsylvania, Hospital
           Authority, Revenue, 8.375%,
           due 07/01/2008.........................      357,438
   90,000  Fort Worth Texas, Higher Education,
           Finance Corp., Revenue, 7.500%,
           due 10/01/2006.........................       91,463
   95,000  Lake County Florida, Resource Recovery,
           Industrial Development, Revenue, 7.125%,
           due 10/01/1999.........................       95,134
  250,000  Mississippi Development Bank, Special
           Obligation, Series 1998, 8.500%,
           due 12/01/2018.........................      226,250
  360,002  Philadelphia Pennsylvania,
           Authority for Industrial Development,
           Revenue, 6.488%, due 06/15/2004........      361,802
  180,000  Reeves County Texas Certificates of
           Participation, 6.700%, due 03/31/2005..      180,000
  300,000  Reeves County Texas Certificates of
           Participation, 7.250%, due 06/01/2011..      297,000
                                                    -----------
           TOTAL MUNICIPAL BONDS (COST $1,836,064)  $ 1,811,087
                                                    -----------
-----------------------------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also represents cost for federal income tax purposes.
(d) Restricted under Rule 144A of the Securities Act of 1933.
(e) Green Tree Financial Corp., a wholly owned subsidiary of Conseco, Inc., is the Seller to and Servicer for the Trust issuing the Certificates.
(f) PIK - Payment In Kind. STEP - Bonds where the coupon increases or steps up at a predetermined rate. TOPRS - Trust Originated Preferred Securities.

The accompanying notes are an integral part of these financial statements.

                                   (Continued)

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO
Statement of Investments in Securities--Continued

JUNE 30, 1999
(UNAUDITED)
===================================================================
  PRINCIPAL
   AMOUNT                   SECURITY                 VALUE
-------------------------------------------------------------------
           ASSET BACKED SECURITIES
           (11.26% of total investments) (a)

$ 195,057  Bear Stearns Commercial Mortgage
           Securities, Inc., 99-C1 A1, 5.910%,
           due 05/14/2008.......  $   188,718
  100,000  COMED Transitional Funding Trust 1998-1 A7,
           5.740%, due 12/25/2010.................       91,289
  500,000  Contimortgage Home Equity Loan Trust
           1998-2 A7, 6.570%, due 03/15/2023......      475,410
  250,000  Copelco Capital Funding Corp. 98-A A2,
           5.780%, due 08/15/2000.................      250,000
  400,000  EQCC Home Equity Loan Trust 96-4 A6,
           6.880%, due 07/15/2014.................      402,000
  200,000  EQCC Home Equity Loan Trust 97-1 A7,
           7.120%, due 05/15/2028.................      198,710
  390,709  GMAC Commercial Mortgage Securities, Inc.,
           1999-C1 A1, 5.830%, due 05/15/2033.....      376,072
  200,000  Green Tree Financial Corp. 1994-4 A5,
           8.300%, due 07/15/2019 (e).............      207,938
   49,432  Green Tree Recreational Equipment &
           Consumer Trust, 96-A A1, 5.550%,
           due 02/15/2018 (e).....................       48,713
  254,523  Green Tree Recreational Equipment &
           Consumer Trust, 97-C B, 6.750%,
           due 02/15/2018 (e).....................      237,224
   33,346  National Car Rental Financing, L.P.
           1996-1 A2, 6.800%, due 04/20/2000......       33,346
  289,308  Nationslink Funding Corp. 98-2 A1, 6.001%,
           due 11/20/2007.........................      281,318
   50,000  Nationslink Funding Corp. 98-2 A2, 6.476%,
           due 07/20/2008.........................       48,475
  200,000  Nationslink Funding Corp. 99-1 A2, 6.316%,
           due 11/20/2008.........................      191,555
    8,016  New York City Tax Lien 1996-1 B, 6.910%,
           due 05/25/2005.........................        7,996
                                                    -----------
           TOTAL ASSET BACKED SECURITIES
           (COST $3,298,249)......................  $ 3,038,764
                                                    -----------
           COLLATERALIZED MORTGAGE OBLIGATIONS
           (2.85% OF TOTAL INVESTMENTS) (A)

   40,205  FHLMC Structured Pass Through Securities
           T-4 A1, 7.625%, due 08/25/2022.........  $    40,431
   50,000  FHR 2149 TRUST, 6.500%, due 01/15/2022.       49,096
  500,000  Iroquois Trust 97-1 A, 7.000%,
           due 12/15/2006 ........................      501,426
   17,527  JP Morgan Commercial Mortgage Finance Corp.
           97-C4 A1, 6.939%, due 12/26/2028.......       17,524
  157,441  Rural Housing Trust 1987-1 3B, 7.330%,
           due 04/01/2026.........................      160,836
                                                    -----------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (COST $608,105)........................  $   769,313
                                                    -----------
           U. S. GOVERNMENT AND AGENCY OBLIGATIONS
           (9.21% of total investments) (a)

  174,508  Federal Home Loan Mortgage Corp.,
           # G00479, 9.000%, due 04/01/2025.......  $   185,034
  389,763  Federal Home Loan Mortgage Corp.,
           # G00943, 6.000%, due 07/01/2028.......      367,352
  333,666  Federal Home Loan Mortgage Corp.,
           # E73076, 6.000%, due 11/01/2013.......      322,301
  446,701  Federal Home Loan Mortgage Corp.,
           # C00712, 6.500%, due 02/01/2029.......      432,044
  190,677  Federal Home Loan Mortgage Corp.,
           # E00592, 6.000%, due 12/01/2013.......      184,183
   24,865  Federal National Mortgage Assn.,
           # 062289, 6.710%, due 03/01/2028.......       24,771
  118,408  Federal National Mortgage Assn.,
           # 183567, 7.500%, due 11/01/2022.......      119,703
  156,808  Federal National Mortgage Assn.,
           # 286122, 7.000%, due 06/01/2024.......      155,142
  121,359  Federal National Mortgage Assn.,
           #349410, 7.000%, due 08/01/2026........      120,069
   49,766  Government National Mortgage Assn.,
           # 354859, 9.000%, due 07/15/2024.......       52,846
    1,342  Government National Mortgage Assn.,
           # 051699, 15.000%, due 07/15/2011......        1,583
    2,046  Government National Mortgage Assn.,
           # 056522, 14.000%, due 08/15/2012......        2,403
   60,000  U.S. Treasury Bond, 5.250%, due 11/15/2028    53,141
  475,000  U.S. Treasury Note, 5.500%, due 05/15/2009   465,065
                                                    -----------
           TOTAL U.S. GOVERNMENT AND AGENCY
           OBLIGATIONS (COST $2,521,268)..........  $ 2,485,637
                                                    -----------
---------------------------------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also  represents  cost for federal income tax purposes.
(d) Restricted under Rule 144A of the Securities Act of 1933.
(e) Green Tree Financial Corp., a wholly owned subsidiary of Conseco, Inc., is the Seller to and Servicer for the Trust issuing the Certificates.
(f) PIK - Payment In Kind. STEP - Bonds where the coupon increases or steps up at a predetermined rate. TOPRS - Trust Originated Preferred Securities.

The accompanying notes are an integral part of these financial statements.

                                   (Continued)

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO
Statement of Investments in Securities--Continued

JUNE 30, 1999
(UNAUDITED)
===================================================================
   NUMBER
  OF SHARES                   SECURITY                 VALUE
-------------------------------------------------------------------
           PREFERRED STOCKS
           (3.26% of total investments) (a)

           INSURANCE COMPANIES (1.47%)
   16,000  Lincoln National Corp., 6.400%,
           TOPRS (f) .............................  $   397,200
                                                    -----------
           MEASURING INSTRUMENTS;
           PHOTO GOODS; WATCHES (.41%)
    1,682  River Holding Corp., Series B, PIK
           (f), 11.500% ..........................      109,293
                                                    -----------
           NON-DEPOSITORY CREDIT
           INSTITUTIONS (1.38%)
      350  Centaur Funding Corp., 9.080%, (d)
           Cost - $358,256; Acquired - 12/09/98,
           01/04/99...............................     372,181
                                                    -----------
           TOTAL PREFERRED STOCKS (COST $908,284).  $  878,674
                                                    -----------
PRINCIPAL
 AMOUNT
---------
           COMMERCIAL PAPER
           (8.15% of total investments) (a)

           DEPOSITORY INSTITUTIONS (3.71%)
$1,000,000 Citibank Capital Markets Assets, 5.800%,
           due 07/01/1999.........................  $ 1,000,000
                                                    -----------
           NON-DEPOSITORY CREDIT
           INSTITUTIONS (4.44%)
1,200,000  Ford Motor Credit Co., 5.750%,
           due 07/01/1999.........................    1,200,000
                                                    -----------
           TOTAL COMMERCIAL PAPER (COST $2,200,000) $ 2,200,000
                                                    -----------
           TOTAL INVESTMENTS IN SECURITIES
           (COST $27,636,830) (C).................  $26,989,289
                                                    -----------
--------------------------------------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also  represents  cost for federal income tax purposes.
(d) Restricted under Rule 144A of the Securities Act of 1933.
(e) Green Tree Financial Corp., a wholly owned subsidiary of Conseco, Inc., is the Seller to and Servicer for the Trust issuing the Certificates.
(f) PIK - Payment In Kind. STEP - Bonds where the coupon increases or steps up at a predetermined rate. TOPRS - Trust Originated Preferred Securities.

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
GOVERNMENT SECURITIES PORTFOLIO
Statement of Investments in Securities

JUNE 30, 1999
(UNAUDITED)
===================================================================
 PRINCIPAL
  AMOUNT                       SECURITY                 VALUE
-------------------------------------------------------------------
           CORPORATE BONDS
           (10.20% of total investments) (a)

           AIR TRANSPORTATION (1.50%)
$ 150,000  Airborne Freight Corp., 8.875%,
           due 12/15/2002.........................  $   159,938
                                                    -----------
           APPAREL AND OTHER
           FINISHED PRODUCTS (0.90%)
  100,000  Tommy Hilfiger Corp., 6.500%,
           due 06/01/2003 .........................      96,625
                                                    -----------
           ELECTRICAL EQUIPMENT,
           EXCEPT COMPUTERS (2.21%)
  250,000  U.S. Industries, Inc., 7.125%,
            due 10/15/2003 (d) Cost-$252,518,
           Acquired 10/28/1998....................      236,250
                                                    -----------
           FOOD AND KINDRED PRODUCTS (1.86%)
  100,000  Nabisco, Inc., 6.000%, due 02/15/2011..       99,375
  100,000  Tyson Foods, Inc., 6.080%, due 02/01/2010    100,000
                                                    -----------
                                                        199,375
                                                    -----------
           FOOD STORES (0.93%)
  100,000  Safeway, Inc., 5.750%, due 11/15/2000..       99,625
                                                    -----------
           MEASURING INSTRUMENTS,
           PHOTO GOODS, WATCHES (0.93%)
  100,000  Bausch & Lomb, Inc., 6.150%, due 08/01/200    99,375
                                                    -----------
           SECURITY AND COMMODITY BROKERS (1.87%)
  100,000  Lehman Brothers Holdings, Inc., 7.000%,
           due 05/15/2003.........................       99,500
  100,000  Morgan Stanley Dean Witter & Co., 5.875%,
           due 04/24/2000.........................      100,226
                                                    -----------
                                                        199,726
                                                    -----------
           TOTAL CORPORATE BONDS (COST $1,117,886)  $ 1,090,914
                                                    -----------
           MUNICIPAL BONDS
           (14.04% of total investments) (a)

           PUBLIC FINANCE, TAXATION (14.04%)
  280,000  Alaska Industrial Development & Export
           Auth., 6.625%, due 05/01/2006..........  $   271,950
  200,000  Azusa Pacific University California,
           Revenue, 7.250%, due 04/01/2009........      202,000
  330,000  Cherokee County Georgia Water and Sewer
           Authority, Revenue, 6.750%, due 08/01/2009   327,938
  115,000  Halifax Florida Hospital, Revenue,
           Series B, 6.375%, due 04/01/2001.......      115,143
  300,000  Las Vegas, Nevada, 6.700%, due 07/01/2008    299,250
  100,000  Philadelphia Pennsylvania,
           Authority for Industrial Development,
           Revenue, 6.350%, due 04/15/2028........       87,875
  200,000  Pinellas County Florida Housing Finance
           Authority Multifamily Mtg., Revenue,
           6.750%, due 07/01/2011.................      198,000
                                                    -----------
           TOTAL MUNICIPAL BONDS (COST $1,523,490)  $ 1,502,156
                                                    -----------
           ASSET BACKED SECURITIES
           (4.86% of total investments) (a)

   48,764  Bear Stearns Commercial Mortgage
           Securities, Inc., 99-C1 A1, 5.910%,
           due 05/14/2008.........................  $    47,179
  200,000  EQCC Home Equity Loan Trust 97-1 A7,
           7.120%,due 05/15/2028..................      198,710
  127,262  Green Tree Recreational Equipment &
           Consumer Trust, 97-C B, 6.750%,
           due 02/15/2018 (c).....................      118,612
  100,000  Metris Master Trust 97-1 B, 7.110%,
           due 10/20/2005.........................       99,560
   55,916  Tiers Asset-Backed Securities, Series
           CHAMT Trust 1997-7, 6.688%, due
           11/15/2003.............................       55,813
                                                    -----------
           TOTAL ASSET BACKED SECURITIES
           (COST $539,439)........................  $   519,874
                                                    -----------
           COLLATERALIZED MORTGAGE OBLIGATIONS
           (5.51% of total investments) (a)

$ 600,000  FHR 2149 TRUST, 6.500%, due 01/15/2022.  $   589,148
                                                    -----------
           TOTAL COLLATERALIZED MORTGAGE
           OBLIGATIONS (COST $589,148)............  $   589,148
                                                    -----------
-------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b) Cost also represents cost for federal income tax purposes.
(c) Green Tree Financial Corp., a wholly owned subsidiary of Conseco,
    Inc., is the Seller to and Servicer for the Trust issuing the Certificates.
(d) Restricted  under  Rule 144A of the  Securities  Act of 1933.
(e) TOPRS - Trust Originated Preferred Securities.

The accompanying notes are an integral part of these financial statements.

                                   (Continued)

CONSECO SERIES TRUST
GOVERNMENT SECURITIES PORTFOLIO
Statement of Investments in Securities--Continued

JUNE 30, 1999
(UNAUDITED)
===================================================================
  PRINCIPAL
   AMOUNT                     SECURITY                 VALUE
-------------------------------------------------------------------
           U. S. GOVERNMENT AND AGENCY OBLIGATIONS
           (55.12% of total investments) (a)

$ 100,000  Federal Home Loan Bank, 5.275%,
           due 11/20/2003.........................    $    94,908
  250,000  Federal Home Loan Bank, 5.250%,
           due 01/29/2004.........................        241,320
  250,000  Federal Home Loan Bank, 6.100%,
           due 10/12/2000.........................        250,518
  250,000  Federal Home Loan Bank, 6.020%,
           due 10/29/2003.........................        247,637
  148,045  Federal Home Loan Mortgage Corp.,
           Multi Family Pool, 6.775%, due 11/01/2003      148,519
  100,908  Federal Home Loan Mortgage Corp.,
           # D66012, 7.000%, due 11/01/2025.......         99,993
   55,240  Federal Home Loan Mortgage Corp.,
           # E00441, 7.500%, due 07/01/2011.......         56,173
  200,000  Federal National Mortgage Assn., MTN,
           6.110%, due 07/14/2003.................        199,360
  200,000  Federal National Mortgage Assn., MTN,
           5.330%, due 10/22/2003.................        191,887
  250,000  Federal National Mortgage Assn., MTN,
           6.430%, due 02/06/2008.................        244,031
  150,000  Federal National Mortgage Assn., MTN,
           6.000%, due 02/23/2009.................        140,289
  500,000  Federal National Mortgage Assn., MTN,
           6.200%, due 04/01/2009.................        474,372
  650,000  Federal National Mortgage Assn., Series
           B, MTN, 6.040%, due 02/25/2009.........        614,949
   61,241  Federal National Mortgage Assn.,
           # 174166, 8.000%, due 06/01/2002.......         62,006
   85,904  Federal National Mortgage Assn.,
           # 303780, 7.000%, due 03/01/2026.......         84,992
    1,428  Government National Mortgage Assn.,
           # 044522, 13.000%, due 03/15/2011......          1,653
    4,501  Government National Mortgage Assn.,
           # 119896, 13.000%, due 11/15/2014......          5,213
  340,335  Government National Mortgage Assn.,
           # 408675, 7.500%, due 01/15/2026.......        343,951
  200,000  U.S. Treasury Bond, 8.000%, due 11/15/2021     240,745
  100,000  U.S. Treasury Bond, 6.375%, due 08/15/2027     102,441
1,150,000  U.S. Treasury Bond, 5.250%, due 11/15/2028   1,018,527
  150,000  U.S. Treasury Note, 5.500%, due 02/15/2008     145,880
  550,000  U.S. Treasury Note, 4.750%, due 11/15/2008     504,923
  400,000  U.S. Treasury Note, 4.750%, due 02/15/2004     383,500
                                                      -----------
           TOTAL U.S. GOVERNMENT AND AGENCY
           OBLIGATIONS (COST $6,104,125)..........    $ 5,897,787
                                                      -----------

   NUMBER
  OF SHARES                   SECURITY                 VALUE(b)
-------------------------------------------------------------------
           PREFERRED STOCKS
           (0.93% of total investments) (a)

           INSURANCE COMPANIES (0.93%)
    4,000  Lincoln National Corp., 6.400%, TOPRS (e)  $    99,300
                                                      -----------
           TOTAL PREFERRED STOCKS (COST $100,000).    $    99,300
                                                      -----------

  PRINCIPAL
   AMOUNT                   SECURITY                 VALUE(B)
-------------------------------------------------------------------
           COMMERCIAL PAPER
           (9.34% of total investments) (a)

           DEPOSITORY INSTITUTIONS (4.67%)
$ 500,000  Citibank Capital Markets Assets, 5.800%,
           due 07/01/1999.........................    $   500,000
                                                      -----------
           NON-DEPOSITORY INSTITUTIONS (4.67%)
  500,000  Ford Motor Credit Co., 5.750%,
           due 07/01/1999.........................        500,000
                                                      -----------
           TOTAL COMMERCIAL PAPER (COST $1,000,000).  $ 1,000,000
                                                      -----------
           TOTAL INVESTMENTS IN SECURITIES
           (COST $10,974,088) (B).................    $10,699,179
                                                      -----------
--------------------------------------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b) Cost also represents cost for federal income tax purposes.
(c) Green Tree Financial Corp., a wholly owned subsidiary of Conseco,
    Inc., is the Seller to and Servicer for the Trust issuing the Certificates.
(d) Restricted  under  Rule 144A of the  Securities  Act of 1933.
(e) TOPRS - Trust Originated Preferred Securities.

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
MONEY MARKET PORTFOLIO
Statement of Investments in Securities--Continued

JUNE 30, 1999
(UNAUDITED)
===================================================================
  PRINCIPAL
    AMOUNT                   SECURITY                 VALUE(b)
-------------------------------------------------------------------
           BONDS
           (9.12% of total investments) (a)

           MUNICIPAL BONDS (7.89%)
$1,000,000 Abilene, Texas Health Facilities
           Development - SAVR, 5.100%,
           due 09/22/2025.........................     $ 1,000,000
1,000,000  Boca Raton Community Hospital, 5.050%,
           due 12/01/2028.........................       1,000,000
  700,000  Community Health Systems, 5.200%,
           due 10/03/2003.........................         700,000
  500,000  Oklahoma City Airport Trust, 9.750%,
           due 07/01/2001.........................         504,810
                                                       -----------
                                                         3,204,810
                                                       -----------
           U.S. GOVERNMENT AND AGENCY
           OBLIGATIONS (1.23%)
  500,000  Federal National Mortgage Assn., MTN,
           6.500%, due 07/16/2099.................         501,150
                                                       -----------
           TOTAL BONDS............................     $ 3,705,960
                                                       -----------
           CERTIFICATES OF DEPOSIT
           (20.44% of total investments) (a)

           DEPOSITORY INSTITUTIONS (16.99%)
1,000,000  Bank of Montreal Chicago, 4.980%,
           due 07/21/1999.........................     $   999,955
1,000,000  Bayerische Landesbank NY, 5.650%,
           due 07/23/1999.........................       1,000,334
1,400,000  First National Bank Chicago, 4.870%,
           due 07/08/1999.........................       1,399,985
1,100,000  Royal Bank of Canada, 4.910%,
           due 08/09/1999.........................       1,100,000
1,400,000  Societe Generale, 5.670%, due 08/06/1999      1,400,787
1,000,000  Toronto Dominion New York, 4.930%,
           due 07/12/1999.........................       1,000,000
                                                       -----------
                                                         6,901,061
                                                       -----------
           SECURITY AND COMMODITY BROKERS (3.45%)
1,400,000  Morgan Stanley, Dean Witter, Discover,
           and Co., 4.900%, due 07/19/1999........       1,399,965
                                                       -----------
           TOTAL CERTIFICATE OF DEPOSITS..........     $ 8,301,026
                                                       -----------

           COMMERCIAL PAPER
           (70.44% of total investments) (a)

           AIR TRANSPORTATION (3.93%)
 1,600,000 Kitty Hawk Funding Corp., 5.000%,
           due 07/19/1999.........................     $ 1,595,777
                                                       -----------
           BUSINESS SERVICES (3.43%)
1,400,000  International Lease Finance Corp., 4.780%,
           due 08/06/1999.........................       1,393,122
                                                       -----------
           CHEMICALS AND ALLIED PRODUCTS (9.83%)
1,500,000  Abbott Laboratories, 4.860%, due 07/14/1999   1,497,165
1,000,000  Monsanto Co., 4.850%, due 07/09/1999...         998,788
1,500,000  The Proctor and Gamble Co., 4.900%,
           due 07/13/1999.........................       1,497,346
                                                       -----------
                                                         3,993,299
                                                       -----------
           COMMUNICATIONS BY PHONE, TELEVISION,
           RADIO, CABLE (4.18%)
 1,700,000 Bellsouth Capital Funding Corp., 5.000%,
           due 07/14/1999.........................     $ 1,696,694
                                                       -----------
           DEPOSITORY INSTITUTIONS (9.59%)
1,000,000  Citibank Capital Markets Assets, 4.820%,
           due 07/16/1999.........................         997,858
1,400,000  Montauk Funding Corp., 5.160%,
           due 07/06/1999.........................       1,398,796
1,500,000  Svenska Handelsbanken, Inc., 4.800%,
           due 07/14/1999.........................       1,497,200
                                                       -----------
                                                         3,893,854
                                                       -----------
           FOOD STORES (3.92%)
  600,000  Albertson's, Inc., 5.300%, due 07/01/1999       599,912
1,000,000  Southland Corp., 4.820%, due 07/21/1999         997,188
                                                       -----------
                                                         1,597,100
                                                       -----------
           INDUSTRIAL, COMMERCIAL MACHINERY,
           COMPUTER EQUIPMENT (2.45%)
1,000,000  Baker Hughes, Inc., 4.840%, due 08/11/1999      994,353
                                                       -----------
           NON-DEPOSITORY
           CREDIT INSTITUTIONS (6.62%)
1,700,000  Enterprise Funding Corp., 5.000%,
           due 07/12/1999.........................       1,697,167
1,000,000  Ford Motor Credit Co., 4.770%,
           due 08/25/1999.........................         992,580
                                                       -----------
                                                         2,689,747
                                                       -----------
           PAPER AND ALLIED PRODUCTS LINES (2.46%)
1,000,000  Weyerhaeuser Co., 5.000%, due 07/14/1999        998,055
                                                       -----------
           PRINTING, PUBLISHING & ALLIED LINES (7.36%)
1,500,000  New York Times Co., 5.000%, due 07/23/1999    1,495,208
1,500,000  Times Mirror Co., 4.980%, due 07/19/1999      1,496,058
                                                       -----------
                                                         2,991,266
                                                       -----------
           SECURITY AND
           COMMODITY BROKERS (10.81%)
1,400,000  Franklin Resources, Inc., 4.990%,
           due 07/13/1999.........................       1,397,478
1,500,000  Goldman Sachs Group, L.P., 4.980%,
           due 07/12/1999.........................       1,497,510
1,500,000  Merrill Lynch & Company, Inc., 4.870%,
           due 07/09/1999.........................       1,498,174
                                                       -----------
                                                         4,393,162
                                                       -----------
           STONE, CLAY, GLASS, AND
           CONCRETE PRODUCTS (3.44%)
1,400,000  Minnesota Mining and Manufacturing Co.,
           4.930%, due 07/19/1999.................       1,396,357
                                                       -----------
           TRANSPORTATION EQUIPMENT (2.42%)
1,000,000  Eaton Corp., 4.850%, due 10/28/1999....         983,833
                                                       -----------
           TOTAL COMMERCIAL PAPER.................     $28,616,619
                                                       -----------
           TOTAL INVESTMENTS IN SECURITIES........     $40,623,605
                                                       -----------
---------------------------------------------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.
(b) Value also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

Conseco Series Trust
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999
(UNAUDITED)
-------------------------------------------------------------------------------
(1) GENERAL
   Conseco Series Trust (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended ("the Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust offers shares to life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity and variable life contracts.
   Two affiliated companies, Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company prior to its name change in October 1998) and Bankers National Life Insurance Company, offer shares of the Trust to their contract owners.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
   The investments in each portfolio are valued at the end of each New York Stock Exchange business day. Investment transactions are accounted for on the valuation date following the trade date (the date the order to buy or sell is executed). At June 30, 1999, the difference between recording transactions on the valuation date following the trade date and on the trade date is not material. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined on the specific identification basis. The Trust does not hold any investments which are restricted as to resale, except certain bonds (designated as footnote (d) in the applicable Statement of Investments) held in the Balanced, Fixed Income and Government Securities Portfolios, all of which are eligible for resale under Rule 144A of the Securities Act of 1933.
   The Board of Trustees (the "Trustees") determined that it will value the Money Market Portfolio investments at amortized cost, which is conditioned on the Trust's compliance with certain conditions contained in Rule 2a-7 of the Act. The investment adviser of the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).
   In all portfolios of the Trust, except for the Money Market Portfolio, securities traded on a national securities exchange are valued at closing market prices. Listed securities for which no sale was reported on the valuation date are valued at the mean of the closing bid and asked prices. Short-term notes and U.S. government obligations maturing within one year or less from the date purchased and bank certificates of deposit are valued at amortized cost, which approximates fair value.
   Fixed income securities for which representative market quotes are readily available are valued at the mean between the closing bid and asked prices as quoted by one or more dealers who make a market in such securities.

FEDERAL INCOME TAXES
   Each portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under subchapter M of the Internal Revenue Code. The Trust intends to continue to distribute all taxable income to shareholders, and maintain its tax status as a registered investment company. Therefore, no provision has been made for federal income taxes.
DIVIDENDS TO SHAREHOLDERS
   Dividends are declared and reinvested from net investment income on a daily basis in the Money Market Portfolio, on a monthly basis in the Fixed Income and Government Securities Portfolios and on a quarterly basis in the Balanced and Equity Portfolios. Distributions of net short-term capital gains and losses were declared and reinvested as a component of net investment income prior to June 30, 1998, but thereafter on an annual basis as a component of net realized gains (losses).
INCOME EQUALIZATION
   Prior to June 30, 1999, all portfolios, except the Money Market Portfolio, followed the accounting practice known as income equalization by which a portion of the proceeds from sales and costs of redemptions of shares which is equivalent, on a per share basis, to the amount of distributable investment income on the date the transaction is credited or charged to net undistributed income. Effective July 1, 1999, the Trust has elected to discontinue income equalization.
USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period.Actual results may differ from these estimates.

(3) TRANSACTIONS WITH AFFILIATES
   As investment adviser of the Trust, Conseco Capital Management, Inc. (the "Adviser"), a wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange, charges an investment advisory fee based on the daily net asset value at an annual rate of 0.55 percent for the Balanced Portfolio, 0.60 percent for the Equity Portfolio, 0.50 percent for the Fixed Income and Government Securities Portfolios and 0.25 percent for the Money Market Portfolio. The total fees paid to the Adviser were $903,721 for the six months ended June 30, 1999. The Adviser, through a contractual arrangement, has agreed to limit the operating expenses of each portfolio so that the ratio of expenses, including investment advisory fees, to average net assets on an annual basis shall not exceed 0.75 percent for the Balanced Portfolio, 0.80 percent for the Equity
Portfolio, 0.70 percent for the Fixed Income and Government Securities Portfolios, and 0.45 percent for the Money Market Portfolio.

Conseco Series Trust
NOTES TO FINANCIAL STATEMENTS--CONTINUED

JUNE 30, 1999
(UNAUDITED)
-------------------------------------------------------------------------------
(4) INVESTMENT TRANSACTIONS

   For the six months ended June 30, 1999, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments were:

                                                                                                            FIXED       GOVERNMENT
                                                                             BALANCED        EQUITY        INCOME       SECURITIES
                                                                             PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Purchases...............................................................   $ 59,929,575  $366,106,575   $ 37,871,886   $  1,043,269
Sales...................................................................     57,523,270   381,570,618     34,682,339        960,742
-----------------------------------------------------------------------------------------------------------------------------------
   Purchases and sales of long-term U.S.  Government  securities  during the six months ended June 30, 1999, were:

                                                                                                            FIXED       GOVERNMENT
                                                                                            BALANCED       INCOME       SECURITIES
                                                                                            PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Purchases..............................................................................   $12,472,040   $ 20,537,366   $  8,375,286
Sales..................................................................................    12,672,428     20,024,596      6,471,464
------------------------------------------------------------------------------------------------------------------------------------

   Gross  unrealized  appreciation  and  depreciation of investments at June 30, 1999, are shown below:
                                                                                                            FIXED       GOVERNMENT
                                                                             BALANCED        EQUITY        INCOME       SECURITIES
                                                                             PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ..........................................   $  3,471,951   $29,152,694   $    140,067   $     10,947
Gross unrealized depreciation ..........................................     (1,195,031)   (1,656,776)      (787,608)      (285,856)
   Net unrealized appreciation (depreciation) ..........................   $  2,276,920   $27,495,918   $   (647,541)  $   (274,909)
-----------------------------------------------------------------------------------------------------------------------------------


(5) NET ASSETS

   Net assets at June 30, 1999, are shown below:
                                                                                              FIXED      GOVERNMENT        MONEY
                                                              BALANCED        EQUITY         INCOME      SECURITIES       MARKET
                                                              PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from the sales of shares since organization,
   less cost of shares redeemed and net equalization......  $ 40,690,160  $ 170,534,594   $28,452,624   $10,973,877    $ 42,021,909
Undistributed net investment expense......................            --       (121,247)           --             --             --
Undistributed net realized gains (losses) on sales of
   investments ...........................................     3,375,266    38,074,410      (445,226)       (359,028)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
   investments. ..........................................     2,276,920     27,495,918      (647,541)     (274,909)             --
-----------------------------------------------------------------------------------------------------------------------------------
     Total net assets.....................................  $ 46,342,346  $ 235,983,675   $27,359,857  $ 10,339,940    $ 42,021,909
-----------------------------------------------------------------------------------------------------------------------------------


(6) FEDERAL INCOME TAXES

   As of June 30,  1999,  the  following  funds  have  capital  loss  carryovers available from December 31, 1998, to offset capital gains in the future if any:
                                                                                                            AMOUNT          EXPIRES
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio...................................................................................   $    468,931           2006
Fixed Income Portfolio...............................................................................         38,146           2002
Fixed Income Portfolio...............................................................................          5,075           2004
Government Securities Portfolio......................................................................        232,368           2002
-----------------------------------------------------------------------------------------------------------------------------------

Conseco Series Trust
NOTES TO THE FINANCIAL STATEMENTS--CONTINUED

JUNE 30, 1999
(UNAUDITED)
-------------------------------------------------------------------------------
(7) FINANCIAL HIGHLIGHTS

   Following are the financial highlights for each portfolio for the six months ended June 30, 1999, and each of the four years ended December 31, 1995 through 1998:

                                                                                       BALANCED PORTFOLIO
                                                           ------------------------------------------------------------------------
                                                             SIX MONTHS        YEAR           YEAR          YEAR           YEAR
                                                                ENDED          ENDED          ENDED         ENDED          ENDED

                                                            JUNE 30, 1999  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                             (UNAUDITED)       1998           1997          1996           1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of year..............  $     13.670   $     13.320   $    13.470   $     12.390    $    11.040
   Income from investment operations:
     Net investment income................................         0.204          0.434         0.441          0.419          0.508
     Net realized and unrealized gains on investments.....         0.750          0.955         2.116          2.774          2.976
-----------------------------------------------------------------------------------------------------------------------------------
         Total income from investment operations..........         0.954          1.389         2.557          3.193          3.484
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income.................        (0.204)        (0.434)       (2.195)        (2.075)        (1.827)
     Distribution of net realized long- and short-term
       capital gains .....................................            --             --        (0.512)        (0.038)        (0.307)
     Return of capital....................................            --         (0.605)           --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Total distributions..............................        (0.204)        (1.039)       (2.707)        (2.113)        (2.134)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period..................  $     14.420   $     13.670   $    13.320   $     13.470   $     12.390
-----------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b).......................................      7.08% (d)        10.37%        17.85%         28.30%         31.49%
Ratios/supplemental data
   Net assets (dollars in thousands), end of period.......  $     46,342   $     45,904   $    27,922   $     16,732   $      9,583
   Ratio of net expenses to average net assets (b)........      0.75% (c)         0.75%         0.75%          0.75%          0.75%
   Ratio of total expenses to average net assets..........      0.75% (c)         0.84%         0.84%          0.95%          0.87%
   Ratio of net investment income to average net assets...      2.97% (c)         3.25%         3.14%          3.15%          4.11%
   Portfolio turnover rate................................    318.15% (d)       336.30%       369.39%        208.13%        194.16%
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser has contractually agreed to waive their fees and/or reimburse the Portfolio through 04/30/2000 to the extent that the ratio of total expenses to average net assets exceeds the net expenses as defined.
(c) Annualized.
(d) Not annualized.

Conseco Series Trust
NOTES TO THE FINANCIAL STATEMENTS--CONTINUED

JUNE 30, 1999
(UNAUDITED)
-------------------------------------------------------------------------------
(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        EQUITY PORTFOLIO
                                                           ------------------------------------------------------------------------
                                                             SIX MONTHS        YEAR           YEAR          YEAR           YEAR
                                                                ENDED          ENDED          ENDED         ENDED          ENDED
                                                            JUNE 30, 1999   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                             (UNAUDITED)       1998           1997          1996           1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of year..............  $     21.590   $     20.160   $    21.850   $     18.840   $     16.540
   Income from investment operations:
     Net investment income................................         0.011          0.112         0.064          0.013          0.340
     Net realized and unrealized gains on investments.....         2.330          3.086         4.060          8.169          5.675
-----------------------------------------------------------------------------------------------------------------------------------
         Total income from investment operations..........         2.341          3.198         4.124          8.182          6.015
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income.................        (0.011)        (0.265)       (4.232)        (4.209)        (2.807)
     Distribution of net realized long-and short-term
     capital gains .......................................            --         (0.477)       (1.582)        (0.963)        (0.908)
     Return of capital....................................            --         (1.026)           --             --             --
------------------------------------------------------------------------------------------------------------------------------------
         Total distributions..............................        (0.011)        (1.768)       (5.814)        (5.172)        (3.715)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period..................  $     23.920   $     21.590   $    20.160   $     21.850   $     18.840
------------------------------------------------------------------------------------------------------------------------------------

Total return (a)(b).......................................     10.84% (d)        15.62%        18.68%         44.99%         36.30%

Ratios/supplemental data
   Net assets (dollars in thousands), end of period.......  $    235,984   $    235,001   $   216,986   $    171,332   $    109,636
   Ratio of net expenses to average net assets (b)........      0.80% (c)         0.80%         0.80%          0.80%          0.80%
   Ratio of total expenses to average net assets..........      0.80% (c)         0.80%         0.80%          0.81%          0.80%
   Ratio of net investment income to average net assets...      0.00% (c)         0.55%         0.28%          0.06%          1.80%
   Portfolio turnover rate................................    325.15% (d)       317.91%       234.20%        177.03%        172.55%
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser has contractually agreed to waive their fees and/or reimburse the Portfolio through 04/30/2000 to the extent that the ratio of total expenses to average net assets exceeds the net expenses as defined.
(c) Annualized.
(d) Not annualized.

Conseco Series Trust
NOTES TO THE FINANCIAL STATEMENTS--CONTINUED

JUNE 30, 1999
(UNAUDITED)
-------------------------------------------------------------------------------
(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     FIXED INCOME PORTFOLIO
                                                           -------------------------------------------------------------------------
                                                             SIX MONTHS        YEAR           YEAR          YEAR           YEAR
                                                                ENDED          ENDED          ENDED         ENDED          ENDED
                                                            JUNE 30, 1999   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                             (UNAUDITED)       1998           1997           1996          1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of year..............  $     10.050   $     10.140    $    9.970     $   10.150   $   9.450
   Income from investment operations:
     Net investment income................................         0.300          0.637         0.654          0.662       0.680
     Net realized and unrealized gains (losses) on investments    (0.470)        (0.029)        0.309         (0.179)      0.990
-----------------------------------------------------------------------------------------------------------------------------------
         Total income (expense) from investment operations        (0.170)         0.608         0.963          0.483       1.670
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income.................        (0.300)        (0.637)       (0.793)        (0.663)     (0.970)
     Distribution of net realized long- and short-term
       capital gains .....................................            --             --            --             --          --
     Return of capital....................................            --         (0.061)           --             --          --
-----------------------------------------------------------------------------------------------------------------------------------
         Total distributions..............................        (0.300)        (0.698)       (0.793)        (0.663)     (0.970)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period..................  $      9.580   $     10.050    $   10.140     $    9.970   $  10.150
-----------------------------------------------------------------------------------------------------------------------------------


Total return (a)(b).......................................    (1.75%) (d)         6.17%         9.97%          4.97%       18.25%

Ratios/supplemental data
   Net assets (dollars in thousands), end of period.......  $     27,360   $     23,985    $   21,277   $     17,463   $  16,046
   Ratio of net expenses to average net assets (b)........      0.70% (c)         0.70%         0.70%          0.70%        0.70%
   Ratio of total expenses to average net assets..........      0.70% (c)         0.80%         0.77%          0.77%        0.74%
   Ratio of net investment income to average net assets...      6.13% (c)         6.24%         6.50%          6.65%        6.78%
   Portfolio turnover rate................................    423.14% (d)       321.09%       276.46%        276.35%      225.41%
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser has contractually agreed to waive their fees and/or reimburse the Portfolio through 04/30/2000 to the extent that the ratio of total expenses to average net assets exceeds the net expenses as defined.
(c) Annualized.
(d) Not annualized.

Conseco Series Trust
NOTES TO THE FINANCIAL STATEMENTS--CONTINUED

JUNE 30, 1999
(UNAUDITED)
-------------------------------------------------------------------------------
(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 GOVERNMENT SECURITIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS        YEAR           YEAR          YEAR        YEAR
                                                                  ENDED          ENDED          ENDED         ENDED       ENDED
                                                              JUNE 30, 1999  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                               (UNAUDITED)       1998           1997          1996         1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of year..............    $   12.150   $     12.040   $    11.940   $     12.380    $   11.090
   Income from investment operations:
     Net investment income................................         0.320          0.687         0.724          0.722         0.754
     Net realized and unrealized gains (losses) on investments    (0.860)         0.146         0.232         (0.409)        1.119
-----------------------------------------------------------------------------------------------------------------------------------
         Total income (expense) from investment operations        (0.540)         0.833         0.956          0.313         1.873
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income.................        (0.320)        (0.723)       (0.856)        (0.707)       (0.583)
     Distribution of net realized long-and short-term capital gains   --             --            --         (0.046)           --
-----------------------------------------------------------------------------------------------------------------------------------
         Total distributions..............................        (0.320)        (0.723)       (0.856)        (0.753)       (0.583)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period..................    $   11.290   $     12.150   $    12.040   $     11.940   $    12.380
-----------------------------------------------------------------------------------------------------------------------------------

Total return (a)(b).......................................    (2.35%) (d)         7.07%         8.26%          2.75%        17.35%

Ratios/supplemental data
   Net assets (dollars in thousands), end of period.......    $   10,340   $      7,907   $     4,270   $      4,024   $     4,613
   Ratio of net expenses to average net assets (b)........      0.70% (c)         0.70%         0.70%          0.70%         0.70%
   Ratio of total expenses to average net assets..........      0.70% (c)         0.96%         0.92%          0.91%         0.78%
   Ratio of net investment income to average net assets...      5.39% (c)         5.63%         6.05%          6.02%         6.27%
   Portfolio turnover rate................................    166.10% (d)        67.49%       195.08%        157.62%       284.31%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser has contractually agreed to waive their fees and/or reimburse the Portfolio through 04/30/2000 to the extent that the ratio of total expenses to average net assets exceeds the net expenses as defined.
(c) Annualized.
(d) Not annualized.

Conseco Series Trust
NOTES TO THE FINANCIAL STATEMENTS--CONTINUED

JUNE 30, 1999
(UNAUDITED)
-------------------------------------------------------------------------------
(7) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     MONEY MARKET PORTFOLIO
                                                            -----------------------------------------------------------------------
                                                             SIX MONTHS        YEAR           YEAR          YEAR           YEAR
                                                                ENDED          ENDED          ENDED         ENDED          ENDED
                                                            JUNE 30, 1999  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                             (UNAUDITED)       1998           1997          1996           1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of year..............  $      1.000   $      1.000   $     1.000   $      1.000   $      1.000
   Income from investment operations:
     Net investment income................................         0.022          0.051         0.051          0.050          0.055
-----------------------------------------------------------------------------------------------------------------------------------
         Total income from investment operations..........         0.022          0.051         0.051          0.050          0.055
-----------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income.................        (0.022)       (0.051)        (0.051)        (0.050)        (0.055)
-----------------------------------------------------------------------------------------------------------------------------------
         Total distributions..............................        (0.022)       (0.051)        (0.051)        (0.050)        (0.055)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period..................  $      1.000   $     1.000    $     1.000   $      1.000   $      1.000
-----------------------------------------------------------------------------------------------------------------------------------

Total return (a)(b).......................................      4.56% (d)         5.21%         5.25%          5.13%          5.46%

Ratios/supplemental data
   Net assets (dollars in thousands), end of period.......  $     42,022   $     21,218   $     8,603   $      6,985   $      5,396
   Ratio of net expenses to average net assets (b)........      0.45% (c)         0.45%         0.45%          0.45%          0.45%
   Ratio of total expenses to average net assets..........      0.45% (c)         0.54%         0.53%          0.59%          0.52%
   Ratio of net investment income to average net assets...      4.46% (c)         5.08%         5.14%          5.03%          5.46%
   Portfolio turnover rate................................           N/A            N/A           N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser has contractually agreed to waive their fees and/or reimburse the Portfolio through 04/30/2000 to the extent that the ratio of total expenses to average net assets exceeds the net expenses as defined.
(c) Annualized.
(d) Not annualized.

   Conseco Series Trust
1999 Semiannual Report
--------------------------
CONSECO SERIES TRUST

BOARD OF TRUSTEES

WILLIAM P. DAVES, JR.
 Chairman of the Board
 Consultant to the insurance and health care industries
 Director, Chairman and Chief Executive Officer,
 FFG Insurance Co.
MAXWELL E. BUBLITZ
 President
 Chartered Financial Analyst
President, CEO and Director, Adviser
HAROLD W. HARTLEY
 Director, Ennis Business Forms, Inc.
 Chartered Financial Analyst
 Retired, Executive Vice President,
 Tenneco Financial Services Inc.
DR. R. JAN LECROY
 Director, Southwest Securities Group, Inc.
 Retired President, Dallas Citizens Council
DR. JESS H. PARRISH
 Higher Education Consultant
 Formerly President, Midland College
DAVID N. WALTHALL
 Principal, Walthall Asset Management

INVESTMENT  ADVISER
Conseco  Capital Management,  Inc. - Carmel,  Indiana

CUSTODIAN
The Bank of New York - New York, New  York

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP-Indianapolis, Indiana

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP - Washington, D.C.

             CONSECO SERIES TRUST IS A REGISTERED INVESTMENT COMPANY MANAGED BY
                 CONSECO CAPITAL MANAGEMENT, INC., A WHOLLY OWNED SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL,
           INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS,
          HELPING 12 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                                                           CONSECO SERIES TRUST
                                                11815 North Pennsylvania Street
                                                          Carmel, Indiana 46032

                                                          CI-319 (8/99)   06105
                                                  (C) 1999 Conseco Series Trust

                                                                www.conseco.com

INSURANCE INVESTMENTS LENDING
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